Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 20, 2013	Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	INTERNATIONAL BANCSHARES CORP
Entity Central Index Key	0000315709
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,312,301,000
Entity Common Stock, Shares Outstanding		67,187,912
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 283,100	$ 261,885
Investment securities:
Held to maturity (Market value of $2,400 on December 31, 2012 and $2,450 on December 31, 2011)	2,400	2,450
Available for sale (Amortized cost of $5,423,189 on December 31, 2012 and $5,082,095 on December 31, 2011)	5,525,015	5,213,915
Total investment securities	5,527,415	5,216,365
Loans	4,775,004	5,053,475
Less allowance for probable loan losses	(58,193)	(84,192)
Net loans	4,716,811	4,969,283
Bank premises and equipment, net	481,287	453,050
Accrued interest receivable	31,034	32,002
Other investments	372,739	351,209
Identified intangible assets, net	7,819	12,190
Goodwill	282,532	282,532
Other assets	179,936	161,133
Total assets	11,882,673	11,739,649
Deposits:
Demand - non-interest bearing	2,465,750	1,927,018
Savings and interest bearing demand	2,867,151	2,707,693
Time	2,954,312	3,311,381
Total deposits	8,287,213	7,946,092
Securities sold under repurchase agreements	1,129,679	1,348,629
Other borrowed funds	749,027	494,161
Junior subordinated deferrable interest debentures	190,726	190,726
Other liabilities	90,320	159,876
Total liabilities	10,446,965	10,139,484
Commitments, Contingent Liabilities and Other Matters (Note 17)
Shareholders' equity:
Series A cumulative perpetual preferred shares, $.01 par value, $1,000 per share liquidation value. Authorized 25,000,000 shares; issued 0 shares on December 31, 2012, net of discount of $0 and 216,000 shares on December 31, 2011, net of discount of $5,452		210,548
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 95,724,517 shares on December 31, 2012 and 95,719,652 shares on December 31, 2011	95,725	95,720
Surplus	163,287	162,767
Retained earnings	1,369,543	1,302,964
Accumulated other comprehensive income (including $(6,811) on December 31, 2012 and $(6,889) on December 31, 2011 of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	65,662	84,959
Total shareholders' equity before treasury stock	1,694,217	1,856,958
Less cost of shares in treasury, 28,537,180 shares on December 31, 2012 and 28,441,714 shares on December 31, 2011	(258,509)	(256,793)
Total shareholders' equity	1,435,708	1,600,165
Total liabilities and shareholders' equity	$ 11,882,673	$ 11,739,649

Consolidated Statements of Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Condition
Held to maturity, Market value (in dollars)	$ 2,400	$ 2,450
Available for sale, Amortized cost (in dollars)	5,423,189	5,082,095
Series A cumulative perpetual preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Series A cumulative perpetual preferred shares, per share liquidation value (in dollars per share)	$ 1,000	$ 1,000
Series A cumulative perpetual preferred shares, Authorized shares	25,000,000	25,000,000
Series A cumulative perpetual preferred shares, issued shares	0	216,000
Series A cumulative perpetual preferred shares, discount (in dollars)	0	5,452
Common shares, par value (in dollars per share)	$ 1	$ 1
Common shares, Authorized shares	275,000,000	275,000,000
Common shares, issued shares	95,724,517	95,719,652
Accumulated other comprehensive income, comprehensive loss related to other-than-temporary impairment for non-credit related issues (in dollars)	$ (6,811)	$ (6,889)
Treasury, shares	28,537,180	28,441,714

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans, including fees	$ 268,588	$ 292,514	$ 314,202
Investment securities:
Taxable	94,885	113,650	135,106
Tax-exempt	11,663	10,091	7,240
Other interest income	503	1,869	2,221
Total interest income	375,639	418,124	458,769
Interest expense:
Savings and interest bearing demand deposits	5,288	7,783	9,383
Time deposits	23,973	31,556	46,967
Securities sold under repurchase agreements	37,645	42,263	44,216
Other borrowings	998	1,623	1,269
Junior subordinated deferrable interest debentures	6,595	11,073	12,201
Total interest expense	74,499	94,298	114,036
Net interest income	301,140	323,826	344,733
Provision for probable loan losses	27,959	17,318	22,812
Net interest income after provision for probable loan losses	273,181	306,508	321,921
Non-interest income:
Service charges on deposit accounts	93,128	97,968	99,644
Other service charges, commissions and fees
Banking	38,523	50,686	47,930
Non-banking	6,998	7,304	8,439
Investment securities transactions, net	38,446	17,285	33,209
Other investments, net	13,339	16,041	17,696
Other income	10,157	12,209	11,866
Total non-interest income	200,591	201,493	218,784
Non-interest expense:
Employee compensation and benefits	118,041	126,004	127,469
Occupancy	34,608	38,722	36,631
Depreciation of bank premises and equipment	26,756	34,935	35,395
Professional fees	14,369	12,998	15,625
Deposit insurance assessments	7,709	9,047	10,253
Net expense, other real estate owned	8,929	14,817	6,055
Amortization of identified intangible assets	4,651	5,293	5,284
Advertising	7,017	5,807	7,716
Early termination fee - securities sold under repurchase agreements	31,550
Litigation expense			21,837
Impairment charges (Total other-than-temporary impairment charges, $(916) less gain of $(123), $(1,003) less loss of $26, and $(19,070) less loss of $10,654, included in other comprehensive income)	1,039	977	8,416
Other	60,703	68,174	65,044
Total non-interest expense	315,372	316,774	339,725
Income before income taxes	158,400	191,227	200,980
Provision for income taxes	50,565	64,078	70,957
Net income	107,835	127,149	130,023
Preferred stock dividends and discount accretion	14,362	13,280	13,126
Net income available to common shareholders	$ 93,473	$ 113,869	$ 116,897
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	67,236,681	67,506,554	67,921,353
Net income (in dollars per share)	$ 1.39	$ 1.69	$ 1.72
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	67,313,963	67,569,468	68,004,441
Net income (in dollars per share)	$ 1.39	$ 1.69	$ 1.72

Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income
Impairment charges, other-than-temporary impairment charges	$ (916)	$ (1,003)	$ (19,070)
Impairment charges, other comprehensive income	$ (123)	$ 26	$ 10,654

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 107,835	$ 127,149	$ 130,023
Other comprehensive income (loss), net of tax:
Net unrealized holding gains (losses) on securities available for sale arising during period (net of tax effects of $2,701, $35,960, and $(11,300))	5,018	66,782	(20,985)
Reclassification adjustment for gains on securities available for sale included in net income (net of tax effects of $(13,456), $(6,050), and $(11,623))	(24,990)	(11,235)	(21,586)
Reclassification adjustment for impairment charges on available for sale securities included in net income (net of tax effects of $364, $342, and $2,946)	675	635	5,470
Other comprehensive income, net of tax	(19,297)	56,182	(37,101)
Comprehensive income	$ 88,538	$ 183,331	$ 92,922

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net unrealized holding gains (losses) on securities available for sale arising during period, tax effects	$ 2,701	$ 35,960	$ (11,300)
Reclassification adjustment for gains on securities available for sale included in net income, tax effects	(13,456)	(6,050)	(11,623)
Reclassification adjustment for impairment charges on available for sale securities included in net income, tax effects	$ 364	$ 342	$ 2,946

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Surplus	Retained Earnings	Other Comprehensive Income (Loss)	Treasury Stock
Balance at Dec. 31, 2009	$ 1,407,470	$ 205,742	$ 95,711	$ 161,258	$ 1,122,290	$ 65,878	$ (243,409)
Balance (in shares) at Dec. 31, 2009			95,711,000
Increase (decrease) in shareholders' equity
Net Income	130,023				130,023
Dividends:
Cash ($.40, $.38 and $.36 per share for the year ended December 31, 2012, 2011 and 2010, respectively)	(24,444)				(24,444)
Preferred stock (5%) including discount accretion	(10,800)	2,326			(13,126)
Purchase of treasury stock (95,466, 425,655 and 408,888 shares for the year ended December 31, 2012, 2011 and 2010, respectively)	(6,949)						(6,949)
Exercise of stock options	484			484
Stock compensation expense recognized in earnings	534			534
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments	(37,101)					(37,101)
Balance at Dec. 31, 2010	1,459,217	208,068	95,711	162,276	1,214,743	28,777	(250,358)
Balance (in shares) at Dec. 31, 2010			95,711,000
Increase (decrease) in shareholders' equity
Net Income	127,149				127,149
Dividends:
Cash ($.40, $.38 and $.36 per share for the year ended December 31, 2012, 2011 and 2010, respectively)	(25,648)				(25,648)
Preferred stock (5%) including discount accretion	(10,800)	2,480			(13,280)
Purchase of treasury stock (95,466, 425,655 and 408,888 shares for the year ended December 31, 2012, 2011 and 2010, respectively)	(6,435)						(6,435)
Exercise of stock options	113		9	104
Exercise of stock options (in shares)			9,000
Stock compensation expense recognized in earnings	387			387
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments	56,182					56,182
Balance at Dec. 31, 2011	1,600,165	210,548	95,720	162,767	1,302,964	84,959	(256,793)
Balance (in shares) at Dec. 31, 2011			95,720,000
Increase (decrease) in shareholders' equity
Net Income	107,835				107,835
Dividends:
Cash ($.40, $.38 and $.36 per share for the year ended December 31, 2012, 2011 and 2010, respectively)	(26,894)				(26,894)
Preferred stock (5%) including discount accretion	(8,910)	5,452			(14,362)
Purchase of treasury stock (95,466, 425,655 and 408,888 shares for the year ended December 31, 2012, 2011 and 2010, respectively)	(1,716)						(1,716)
Redemption of Series A Preferred Shares (216,000 shares for the year ended December 31, 2012)	(216,000)	(216,000)
Exercise of stock options	51		5	46
Exercise of stock options (in shares)			5,000
Stock compensation expense recognized in earnings	474			474
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments	(19,297)					(19,297)
Balance at Dec. 31, 2012	$ 1,435,708		$ 95,725	$ 163,287	$ 1,369,543	$ 65,662	$ (258,509)
Balance (in shares) at Dec. 31, 2012			95,725,000

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Shareholders' Equity
Cash Dividends (in dollars per share)	$ 0.4	$ 0.38	$ 0.36
Preferred stock, Rate (as a percent)	5.00%	5.00%	5.00%
Redemption of Series A Preferred Shares	216,000
Purchase of treasury stock (in shares)	95,466,000	425,655,000	408,888,000

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 107,835,000	$ 127,149,000	$ 130,023,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	27,959,000	17,318,000	22,812,000
Specific reserve, other real estate owned	1,776,000	9,806,000	657,000
Accretion of time deposit discounts		(11,000)	(14,000)
Depreciation of bank premises and equipment	26,756,000	34,935,000	35,395,000
Gain on sale of bank premises and equipment	(538,000)	(361,000)	(22,000)
Loss (gain) on sale of other real estate owned	488,000	(738,000)	(266,000)
Accretion of investment securities discounts	(3,195,000)	(2,081,000)	(1,693,000)
Amortization of investment securities premiums	30,501,000	18,362,000	13,211,000
Investment securities transactions, net	(38,446,000)	(17,285,000)	(33,209,000)
Impairment charges on available for sale securities	1,039,000	977,000	8,416,000
Accretion of junior subordinated debenture discounts		9,000	35,000
Amortization of identified intangible assets	4,651,000	5,293,000	5,284,000
Stock based compensation expense	474,000	387,000	534,000
Earnings from affiliates and other investments	(9,892,000)	(11,633,000)	(15,023,000)
Deferred tax expense (benefit)	7,923,000	(2,299,000)	(3,532,000)
Decrease in accrued interest receivable	968,000	3,658,000	6,071,000
(Increase) decrease in other assets	(5,392,000)	2,303,000	7,824,000
Increase (decrease) in other liabilities	7,106,000	(4,966,000)	1,652,000
Net cash provided by operating activities	160,013,000	180,823,000	178,155,000
Investing activities:
Proceeds from maturities of securities	1,125,000	1,425,000	4,423,000
Proceeds from sales and calls of available for sale securities	1,382,231,000	1,102,849,000	1,149,021,000
Purchases of available for sale securities	(3,081,034,000)	(2,231,330,000)	(2,666,596,000)
Principal collected on mortgage backed securities	1,294,197,000	999,419,000	1,085,817,000
Net decrease in loans	170,072,000	306,915,000	164,241,000
Purchases of other investments	(4,228,000)	(11,941,000)	(7,438,000)
(Contributions) distributions from other investments	(7,410,000)	33,320,000	20,910,000
Purchases of bank premises and equipment	(62,030,000)	(20,393,000)	(15,953,000)
Proceeds from sales of bank premises and equipment	7,575,000	1,719,000	2,005,000
Proceeds from sales of other real estate owned	38,766,000	25,324,000	8,362,000
Purchase of identified intangible asset	(280,000)	(174,000)	(235,000)
Net cash (used in) provided by investing activities	(261,016,000)	207,133,000	(255,443,000)
Financing activities:
Net increase in non-interest bearing demand deposits	538,732,000	287,942,000	122,277,000
Net increase in savings and interest bearing demand deposits	159,458,000	184,851,000	260,290,000
Net (decrease) increase in time deposits	(357,069,000)	(126,248,000)	38,998,000
Net decrease in securities sold under repurchase agreements	(218,950,000)	(84,641,000)	(8,547,000)
Other borrowed funds, net	254,866,000	(532,619,000)	(320,845,000)
Repayment of long-term debt		(10,400,000)
Purchase of treasury stock	(1,716,000)	(6,435,000)	(6,949,000)
Redemption of Series A preferred shares	(216,000,000)
Proceeds from stock transactions	51,000	113,000	484,000
Payments of cash dividends - common	(26,894,000)	(25,648,000)	(24,444,000)
Payments of cash dividends - preferred	(10,260,000)	(10,800,000)	(10,800,000)
Net cash provided by (used in) financing activities	122,218,000	(323,885,000)	50,464,000
Increase (decrease) in cash and cash equivalents	21,215,000	64,071,000	(26,824,000)
Cash and cash equivalents at beginning of year	261,885,000	197,814,000	224,638,000
Cash and cash equivalents at end of year	283,100,000	261,885,000	197,814,000
Supplemental cash flow information:
Interest paid	77,431,000	97,699,000	116,037,000
Income taxes paid	36,303,000	60,922,000	78,435,000
Non-cash investing and financing activities:
Purchases of available-for-sale securities not yet settled		72,538,000	160,216,000
Net transfers from loans to other real estate owned	54,441,000	32,005,000	59,429,000
Accrued dividends, preferred shares		$ 1,350,000	$ 1,350,000

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

        The accounting and reporting policies of International Bancshares Corporation ("Corporation") and Subsidiaries (the Corporation and Subsidiaries collectively referred to herein as the "Company") conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry. The following is a description of the more significant of those policies.

Consolidation and Basis of Presentation

        The consolidated financial statements include the accounts of the Corporation and its wholly-owned bank subsidiaries, International Bank of Commerce, Laredo ("IBC"), Commerce Bank, International Bank of Commerce, Zapata, International Bank of Commerce, Brownsville, and the Corporation's wholly-owned non-bank subsidiaries, IBC Subsidiary Corporation, IBC Life Insurance Company, IBC Trading Company, Premier Tierra Holdings, Inc. and IBC Capital Corporation. All significant inter-company balances and transactions have been eliminated in consolidation.

        The Company, through its subsidiaries, is primarily engaged in the business of banking, including the acceptance of checking and savings deposits and the making of commercial, real estate, personal, home improvement, automobile and other installment and term loans. The primary markets of the Company are South, Central, and Southeast Texas and the state of Oklahoma. Each bank subsidiary is very active in facilitating international trade along the United States border with Mexico and elsewhere. Although the Company's loan portfolio is diversified, the ability of the Company's debtors to honor their contracts is primarily dependent upon the economic conditions in the Company's trade area. In addition, the investment portfolio is directly impacted by fluctuations in market interest rates. The Company and its bank subsidiaries are subject to the regulations of certain Federal agencies as well as the Texas Department of Banking and undergo periodic examinations by those regulatory authorities. Such agencies may require certain standards or impose certain limitations based on their judgments or changes in law and regulations.

        The Company owns two insurance-related subsidiaries, IBC Life Insurance Company and IBC Insurance Agency, Inc., a wholly owned subsidiary of IBC, the bank subsidiary. Neither of the insurance-related subsidiaries conducts underwriting activities. The IBC Life Insurance Company is in the business of reinsuring credit life and credit accident and health insurance. The business is assumed from an unaffiliated insurer and the only business written is generated by the bank subsidiaries of the Company. The risk assumed on each of the policies is not significant to the consolidated financial statements.

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statement of condition and income and expenses for the periods. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant changes in the near-term relate to the determination of the allowance for probable loan losses.

Subsequent Events

        The Company has evaluated all events or transactions that occurred through the date the Company issued these financial statements. During this period, the Company did not have any material recognizable or non-recognizable subsequent events.

Investment Securities

        The Company classifies debt and equity securities into one of these categories: held-to-maturity, available-for-sale, or trading. Such classifications are reassessed for appropriate classification at each reporting date. Securities that are intended and expected to be held until maturity are classified as "held-to-maturity" and are carried at amortized cost for financial statement reporting. Securities that are not positively expected to be held until maturity, but are intended to be held for an indefinite period of time are classified as "available-for-sale" or "trading" and are carried at their fair value. Unrealized holding gains and losses are included in net income for those securities classified as "trading", while unrealized holding gains and losses related to those securities classified as "available-for-sale" are excluded from net income and reported net of tax as other comprehensive income and in shareholders' equity as accumulated other comprehensive income until realized. The Company did not maintain any trading securities during the three year period ended December 31, 2012.

        Mortgage-backed securities held at December 31, 2012 and 2011 represent participating interests in pools of long-term first mortgage loans originated and serviced by the issuers of the securities. Mortgage-backed securities are either issued or guaranteed by the U.S. Government or its agencies including the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae") or other non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U. S. Government. Investments in residential mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae or Freddie Mac are rated consistently as AAA rated securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the security.

        Premiums and discounts are amortized using the level yield or "interest method" over the terms of the securities. Declines in the fair value of held-to-maturity and available-for sale-securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In determining whether other-than-temporary impairment exists, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to hold and the determination of whether the Company will more likely than not be required to sell the security prior to a recovery in fair value. If the Company determines that (1) it intends to sell the security or (2) it is more likely than not that it will be required to sell the security before it's anticipated recovery, the other-than-temporary impairment that is recognized in earnings is equal to the difference between the fair value of the security and the Company's amortized cost in the security. If the Company determines that it (1) does not intend to sell the security and (2) it will not be more likely than not required to sell the security before it's anticipated recovery, the other-than-temporary impairment is segregated into its two components (1) the amount of impairment related to credit loss and (2) the amount of impairment related to other factors. The difference between the present value of the cash flows expected to be collected and the amortized cost is the credit loss recognized through earnings and an adjustment to the cost basis of the security. The amount of impairment related to other factors is included in other comprehensive income (loss). Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Provision and Allowance for Probable Loan Losses

        The allowance for probable loan losses is maintained at a level considered adequate by management to provide for probable loan losses. The allowance is increased by provisions charged to operating expense and reduced by net charge-offs. The provision for probable loan losses is the amount, which, in the judgment of management, is necessary to establish the allowance for probable loan losses at a level that is adequate to absorb known and inherent risks in the loan portfolio.

        Management believes that the allowance for probable loan losses is adequate. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's bank subsidiaries' allowances for probable loan losses. Such agencies may require the Company's bank subsidiaries to make additions or reductions to their U.S. generally accepted accounting principles ("GAAP") allowances based on their judgments of information available to them at the time of their examination.

Loans

        Loans are reported at the principal balance outstanding, net of unearned discounts. Interest income on loans is reported on an accrual basis. Loan fees and costs associated with originating the loans are amortized over the life of the loan using the interest method. The Company originates mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse. Loans held for sale are carried at cost and the principal amount outstanding is not significant to the consolidated financial statements.

Impaired Loans

        Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Non-Accrual Loans

        The non-accrual loan policy of the Company's bank subsidiaries is to discontinue the accrual of interest on loans when management determines that it is probable that future interest accruals will be un-collectible. As it relates to consumer loans, management charges off those loans when the loan is contractually 90 days past due. Under special circumstances, a consumer or non-consumer loan may be more than 90 days delinquent as to interest or principal and not be placed on non-accrual status. This situation generally results when a bank subsidiary has a borrower who is experiencing financial difficulties, but not to the extent that requires a restructuring of indebtedness. The majority of this category is composed of loans that are considered to be adequately secured and/or for which there are expected future payments. When a loan is placed on non-accrual status, any interest accrued, not paid is reversed and charged to operations against interest income. As it relates to non-consumer loans that are not 90 days past due, management will evaluate each of these loans to determine if placing the loan on non-accrual status is warranted. Interest income on non-accrual loans is recognized only to the extent payments are received or when, in management's opinion, the debtor's financial condition warrants reestablishment of interest accruals.

Other Real Estate Owned

        Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal). Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for loan probable losses, if necessary. Any subsequent write-downs are charged against other non-interest expense. Other real estate owned totaled $100,106,000 and $86,626,000 at December 31, 2012 and 2011, respectively. Other real estate owned is included in other assets.

Bank Premises and Equipment

        Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on straight-line and accelerated methods over the estimated useful lives of the assets. Repairs and maintenance are charged to operations as incurred and expenditures for renewals and betterments are capitalized.

Other Investments

        Other investments include equity investments in non-financial companies, bank owned life insurance, as well as equity securities with no readily determinable fair market value. Equity investments are accounted for using the equity method of accounting. Equity securities with no readily determinable fair value are accounted for using the cost method.

Income Taxes

        Deferred income tax assets and liabilities are determined using the asset and liability method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The Company files a consolidated federal income tax return with its subsidiaries.

        Recognition of deferred tax assets is based on management's assessment that the benefit related to certain temporary differences, tax operating loss carry forwards, and tax credits are more likely than not to be realized. A valuation allowance is recorded for the amount of the deferred tax items for which it is more likely than not that the tax benefits will not be realized.

        The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2012 and 2011, respectively, after evaluating all uncertain tax positions, the Company has recorded no liability for unrecognized tax benefits at the end of the reporting period. The Company would recognize any interest accrued on unrecognized tax benefits as other interest expense and penalties as other non-interest expense. During the years ended December 31, 2012, 2011 and 2010, the Company recognized no interest expense or penalties related to uncertain tax positions.

        The Company files consolidated tax returns in the U.S. Federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2009.

Stock Options

        Compensation expense for stock awards is based on the market price of the stock on the measurement date, which is generally the date of grant, and is recognized ratably over the service period of the award. The fair value of stock options granted was estimated, using the Black-Sholes-Merton option-pricing model. This model was developed for use in estimating the fair value of publicly traded options that have no vesting restrictions and are fully transferable. Additionally, the model requires the input of highly subjective assumptions. Because the Company's employee stock options have characteristics significantly different from those of publicly traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the Black-Scholes-Merton option-pricing model does not necessarily provide a reliable single measure of the fair value of the Company's stock options.

Net Income Per Share

        Basic Earnings Per Share ("EPS") is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The dilutive effect of stock options is considered in earnings per share calculations, if dilutive, using the treasury stock method.

Goodwill and Identified Intangible Assets

        Goodwill represents the excess of costs over fair value of assets of businesses acquired. Goodwill is tested for impairment at least annually or on an interim basis if an event triggering impairment may have occurred. As of October 1, 2012, after completing goodwill testing, the Company has determined that no goodwill impairment exists.

        Identified intangible assets are acquired assets that lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset, or liability. The Company's identified intangible assets relate to core deposits and contract rights. As of December 31, 2012, the Company has determined that no impairment of identified intangibles exists. Identified intangible assets with definite useful lives are amortized on an accelerated basis over their estimated life. See Note 6—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets

        Long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the statement of condition and reported at the lower of the carrying value or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the statement of condition.

Consolidated Statements of Cash Flows

        For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with a maturity at date of purchase of three months or less to be cash equivalents. Also, the Company reports transactions related to deposits and loans to customers on a net basis.

Accounting for Transfers and Servicing of Financial Assets

        The Company accounts for transfers and servicing of financial assets and extinguishments of liabilities based on the application of a financial-components approach that focuses on control. After a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. The Company has retained mortgage servicing rights in connection with the sale of mortgage loans. Because the Company may not initially identify loans as originated for resale, all loans are initially treated as held for investment. The value of the mortgage servicing rights are reviewed periodically for impairment and are amortized in proportion to, and over the period of estimated net servicing income or net servicing losses. The value of the mortgage servicing rights is not significant to the consolidated statements of condition.

Segments of an Enterprise and Related Information

        The Company operates as one segment. The operating information used by the Company's chief executive officer for purposes of assessing performance and making operating decisions about the Company is the consolidated financial statements presented in this report. The Company has four active operating subsidiaries, namely, the bank subsidiaries, otherwise known as International Bank of Commerce, Laredo, Commerce Bank, International Bank of Commerce, Zapata and International Bank of Commerce, Brownsville.

Comprehensive Income

        Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale.

Advertising

        Advertising costs are expensed as incurred.

Reclassifications

        Certain amounts in the prior year's presentations have been reclassified to conform to the current presentation. These reclassifications had no effect on previously reported net income or total assets.

New Accounting Standards

        In April 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-02, to ASC 310, "Receivables." The update clarifies which loan modifications are troubled debt restructurings and provides additional guidance to help creditors determine whether a modification of a loan meets the criteria to be considered a troubled debt restructuring. For modifications that are troubled debt restructurings, the update requires that a creditor separately conclude that (i) the restructuring constitutes a concession, and (ii) the debtor is experiencing financial difficulties. The update became effective for the first interim or annual period beginning on or after June 15, 2011 and was applied retrospectively for the 2011 annual reporting period. The adoption of the update did not have a significant impact on the Company's consolidated financial statements.

        In April 2011, the Financial Accounting Standards Board issued Accounting Standards Update No 2011-03, to ASC 860, "Transfers and Servicing." The update is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The update removes the following from the assessment of effective control included in existing literature (i) the criteria requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance guidance related to that criteria. The update is effective for the first interim or annual period beginning on or after December 15, 2011 and is to be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of the update to existing standards did not have a significant impact to the Company's consolidated financial statements.

        In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, to ASC 820, "Fair Value Measurement." The update is intended to converge the fair value measurement guidance in U.S. GAAP with International Financial Reporting Standards. The update clarifies the application of existing fair value measurement requirements, changes certain principles in existing guidance and requires additional fair value disclosures. The update is effective for interim and annual periods beginning after December 15, 2011. The provisions of the update are to be applied prospectively and early adoption is not permitted. The adoption of the update to existing standards did not have a significant impact to the Company's consolidated financial statements.

        In June 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-05, to ASC 220, "Comprehensive Income." The update is an amendment to existing literature and requires that all non-owner changes in stockholders' equity be presented in either a single continuous statement of comprehensive income or in two separate, but consecutive statements. The update also requires entities to present, on the face of the financial statement, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of that net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. The update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The adoption of the update to existing standards did not have a significant impact to the Company's consolidated financial statements.

        In September 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-08 to ASC 350, "Intangibles—Goodwill and Other." The update amends existing literature to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two step impairment test is unnecessary. If an entity concludes otherwise, then it is required to perform the first step of the two step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. The update was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of the update to existing standards did not have a significant impact to the Company's consolidated financial statements.

        In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-12 to ASC 220, "Comprehensive Income." The update defers the effective date for amendments to the presentation of reclassifications of items out of other accumulated comprehensive income, as required by Accounting Standards Update No. 2011-05. The deferment is intended to allow the Financial Accounting Standards Board adequate time to re-deliberate the proposed changes to present on the face of the financial statements the effects of reclassifications out of accumulated comprehensive income on the components of net income and other comprehensive income for all periods presented.

        In July 2012, the Financial Accounting Standards Board issued Accounting Standards Update No. 2012-02 to ASC 350, "Intangibles, Goodwill and Other: Testing Goodwill for Impairment." The update amends existing literature to allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test of indefinite-lived intangible assets. If after assessing the qualitative factors, an entity determines it is more likely than not that an indefinite-lived intangible asset is impaired, then the entity must perform the quantitative impairment test, similar to the goodwill impairment testing guidance included in ASC Update No. 2011-08. The update is effective for annual periods beginning after January 1, 2012, with early adoption permitted. The adoption of the update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities
Investment Securities

(2) Investment Securities

        The amortized cost and estimated fair value by type of investment security at December 31, 2012 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400

Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$5,186,652	$94,585	$(16,033)	$5,265,204	$5,265,204
Obligations of states and political subdivisions	216,962	23,504	(1,791)	238,675	238,675
Equity securities	19,575	1,581	(20)	21,136	21,136

Total investment securities	$5,423,189	$119,670	$(17,844)	$5,525,015	$5,525,015

(1)
Included in the carrying value of residential mortgage-backed securities are $2,035,742 of mortgage-backed securities issued by Ginnie Mae, $3,196,602 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $32,860 issued by non-government entities

        The amortized cost and estimated fair value of investment securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	Held to Maturity		Available for Sale
	Amortized Cost	Estimated fair value	Amortized Cost	Estimated fair value
	(Dollars in Thousands)
Due in one year or less	$1,200	$1,200	$—	$—
Due after one year through five years	1,200	1,200	—	—
Due after five years through ten years	—	—	674	765
Due after ten years	—	—	216,288	237,910
Residential mortgage-backed securities	—	—	5,186,652	5,265,204
Equity securities	—	—	19,575	21,136

Total investment securities	$2,400	$2,400	$5,423,189	$5,525,015

        The amortized cost and estimated fair value by type of investment security at December 31, 2011 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,450	$—	$—	$2,450	$2,450

Total investment securities	$2,450	$—	$—	$2,450	$2,450

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$4,851,747	$128,196	$(10,680)	$4,969,263	$4,969,263
Obligations of states and political subdivisions	211,523	14,449	(1,211)	224,761	224,761
Equity securities	18,825	1,115	(49)	19,891	19,891

Total investment securities	$5,082,095	$143,760	$(11,940)	$5,213,915	$5,213,915

(1)
Included in the carrying value of residential mortgage-backed securities are $3,008,935 of mortgage-backed securities issued by Ginnie Mae, $1,920,723 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $39,605 issued by non-government entities

        Residential mortgage-backed securities are securities issued by Freddie Mac, Fannie Mae, Ginnie Mae or non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U.S. Government. Investments in mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae or Freddie Mac are rated consistently as AAA rated securities.

        The amortized cost and fair value of available for sale investment securities pledged to qualify for fiduciary powers, to secure public monies as required by law, repurchase agreements and short-term fixed borrowings was $2,323,648,000 and $2,393,435,000, respectively, at December 31, 2012.

        Proceeds from the sale and call of securities available-for-sale were $1,382,231,000, $1,102,849,000 and $1,149,021,000 during 2012, 2011 and 2010, respectively, which amounts included $1,338,723,000, $1,095,815,000 and $1,133,610,000 of mortgage-backed securities. Gross gains of $38,447,000, $17,318,000 and $33,223,000 and gross losses of $1,000, $33,000 and $14,000 were realized on the sales in 2012, 2011 and 2010, respectively.

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$738,492	$(5,476)	$32,860	$(10,557)	$771,352	$(16,033)
Obligations of states and political subdivisions	5,117	(114)	10,437	(1,677)	15,554	(1,791)
Equity securities	—	—	56	(20)	56	(20)

	$743,609	$(5,590)	$43,353	$(12,254)	$786,962	$(17,844)

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2011 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$—	$—	$39,605	$(10,680)	$39,605	$(10,680)
Obligations of states and political subdivisions	9,531	(315)	3,398	(896)	12,929	(1,211)
Equity securities	3,485	(16)	42	(33)	3,527	(49)

	$13,016	$(331)	$43,045	$(11,609)	$56,061	$(11,940)

        The unrealized losses on investments in residential mortgage-backed securities are primarily caused by changes in market interest rates. Residential mortgage-backed securities are primarily securities issued by Freddie Mac, Fannie Mae and Ginnie Mae. The contractual cash obligations of the securities issued by Ginnie Mae are fully guaranteed by the U.S. Government. The contractual cash obligations of the securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government; however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae and Freddie Mac are rated consistently as AAA rated securities. The decrease in fair value on residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae is due to market interest rates. The Company has no intent to sell and will more than likely not be required to sell before a market price recovery or maturity of the securities; therefore, it is the conclusion of the Company that the investments in residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae are not considered other-than-temporarily impaired. In addition, the Company has a small investment in non-agency residential mortgage-backed securities that have strong credit backgrounds and include additional credit enhancements to protect the Company from losses arising from high foreclosure rates. These securities have additional market volatility beyond economically induced interest rate events. It is the conclusion of the Company that the investments in non-agency residential mortgage-backed securities are other-than-temporarily impaired due to both credit and other than credit issues. An impairment charge of $1,039,000 ($675,000, after tax), was recorded in 2012 on the non-agency residential mortgage backed securities. Impairment charges of $977,000 ($635,000, after tax) and $8,416,000 ($5,470,000, after tax) were recorded in 2011 and 2010, respectively on the non-agency residential mortgage backed securities. The impairment charges represent the credit related impairment on the securities.

        The unrealized losses on investments in other securities are caused by fluctuations in market interest rates. The underlying cash obligations of the securities are guaranteed by the entity underwriting the debt instrument. It is the belief of the Company that the entity issuing the debt will honor its interest payment schedule, as well as the full debt at maturity. The securities are purchased by the Company for their economic value. The decrease in fair value is primarily due to market interest rates and not other factors, and because the Company has no intent to sell and will more than likely not be required to sell before a market price recovery or maturity of the securities, it is the conclusion of the Company that the investments are not considered other-than-temporarily impaired.

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2012 (in Thousands):

Balance at December 31, 2011	$9,393
Impairment charges recognized during period	1,039

Balance at December 31, 2012	$10,432

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2011 (in Thousands):

Balance at December 31, 2010	$8,416
Impairment charges recognized during period	977

Balance at December 31, 2011	$9,393

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2010 (in Thousands):

Balance at December 31, 2009	$—
Impairment charges recognized during period	8,416

Balance at December 31, 2010	$8,416

Loans	12 Months Ended
Dec. 31, 2012
Loans
Loans

(3) Loans

        A summary of loans, by loan type at December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Commercial, financial and agricultural	$2,525,380	$2,560,102
Real estate—mortgage	838,467	895,870
Real estate—construction	1,147,669	1,273,389
Consumer	74,514	94,109
Foreign	188,974	230,005

Total loans	$4,775,004	$5,053,475

Allowance for Probable Loan Losses	12 Months Ended
Dec. 31, 2012
Allowance for Probable Loan Losses
Allowance for Probable Loan Losses

(4) Allowance for Probable Loan Losses

        The allowance for probable loan losses primarily consists of the aggregate loan loss allowances of the bank subsidiaries. The allowances are established through charges to operations in the form of provisions for probable loan losses. Loan losses or recoveries are charged or credited directly to the allowances. The allowance for probable loan losses of each bank subsidiary is maintained at a level considered appropriate by management, based on estimated probable losses in the loan portfolio. The allowance for probable loan losses is derived from the following elements: (i) allowances established on specific impaired loans, which are based on a review of the individual characteristics of each loan, including the customer's ability to repay the loan, the underlying collateral values, and the industry the customer operates in, (ii) allowances based on actual historical loss experience for similar types of loans in the Company's loan portfolio, and (iii) allowances based on general economic conditions, changes in the mix of loans, company resources, border risk and credit quality indicators, among other things. All segments of the loan portfolio continue to be impacted by the prolonged economic downturn. Loans secured by real estate could be impacted negatively by the continued economic environment and resulting decrease in collateral values. Consumer loans may be impacted by continued and prolonged unemployment rates.

        The Company's management continually reviews the allowance for loan losses of the bank subsidiaries using the amounts determined from the allowances established on specific loans, the allowance established on quantitative historical loss percentages, and the allowance based on qualitative data to establish an appropriate amount to maintain in the Company's allowance for loan loss. Should any of the factors considered by management in evaluating the adequacy of the allowance for probable loan losses change, the Company's estimate of probable loan losses could also change, which could affect the level of future provisions for probable loan losses. While the calculation of the allowance for probable loan losses utilizes management's best judgment and all information available, the adequacy of the allowance is dependent on a variety of factors beyond the Company's control, including, among other things, the performance of the entire loan portfolio, the economy, changes in interest rates and the view of regulatory authorities towards loan classifications.

        The specific loan loss provision is determined using the following methods. On a weekly basis, loan past due reports are reviewed by the servicing loan officer to determine if a loan has any potential problems and if a loan should be placed on the Company's internal classified report. Additionally, the Company's credit department reviews the majority of the Company's loans regardless of whether they are past due and segregates any loans with potential problems for further review. The credit department will discuss the potential problem loans with the servicing loan officers to determine any relevant issues that were not discovered in the evaluation. Also, an analysis of loans that is provided through examinations by regulatory authorities is considered in the review process. After the above analysis is completed, the Company will determine if a loan should be placed on an internal classified report because of issues related to the analysis of the credit, credit documents, collateral and/or payment history.

        While the Texas and Oklahoma economies are performing better than other parts of the country, Texas and Oklahoma are not completely immune to the problems associated with the U.S. economy. The increase in income and capital gains taxes on certain individuals, the increase in payroll taxes, and the unprecedented debt and deficit of the United States not yet resolved, adds uncertainty to the possibility of robust economic growth and may create a slowdown in the economy. Thus, the risk of loss associated with all segments of the loan portfolio in these markets continues to be impacted by the prolonged economic weakness. The downturn in the economy and other risk factors are minimized by the underwriting standards of the bank subsidiaries. The general underwriting standards encompass the following principles: (i) the financial strength of the borrower including strong earnings, a high net worth, significant liquidity and an acceptable debt to worth ratio, (ii) managerial and business competence, (iii) the ability to repay, (iv) for a new business, projected cash flows, (v) loan to value, (vi) in the case of a secondary guarantor, a guarantor financial statement, and (vii) financial and/or other character references. Although the underwriting standards reduce the risk of loss, unique risk factors exist in each type of loan that the bank subsidiaries invest.

        Commercial and industrial loans are mostly secured by the collateral pledged by the borrower that are directly related to the business activities of the company such as accounts receivable and inventory. The ability of the borrower to collect accounts receivable, and to turn inventory into sales are risk factors in the repayment of the loan.

        Construction and land development loans can carry risk of repayment when projects incur cost overruns, have an increase in the price of building materials, encounter zoning and environmental issues, or encounter other factors that may affect the completion of a project on time and on budget. Additionally, repayment risk may be negatively impacted when the market experiences a deterioration in the value of real estate. Risks specifically related to 1-4 family development loans also include the practice by the mortgage industry of more restrictive underwriting standards, which inhibits the buyer from obtaining long term financing and excessive housing and lot inventory in the market.

        Commercial real estate loans demonstrate a risk of repayment when market values deteriorate, the business experiences turnover in key management, the business has an inability to attract or keep occupancy levels stable, or when the market experiences an exit of a specific business industry that is significant to the local economy, such as a manufacturing plant.

        First and second lien residential 1-4 family mortgage and consumer loan repayments may be affected by unemployment or underemployment and deteriorating market values of real estate.

        A summary of the transactions in the allowance for probable loan losses by loan class is as follows:

	December 31, 2012
	Domestic						Foreign
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$26,617	$19,940	$24,227	$1,003	$4,562	$4,760	$1,724	$1,359	$84,192
Losses charge to allowance	(34,721)	(7,617)	(13,724)	—	(227)	(1,190)	(756)	(111)	(58,346)
Recoveries credited to allowance	3,547	229	220	—	13	195	184	—	4,388

Net losses charged to allowance	(31,174)	(7,388)	(13,504)	—	(214)	(995)	(572)	(111)	(53,958)
Provision (credit) charged to operations	16,189	168	11,157	(309)	42	683	137	(108)	27,959

Balance at December 31,	$11,632	$12,720	$21,880	$694	$4,390	$4,448	$1,289	$1,140	$58,193

	December 31, 2011
	Domestic						Foreign
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,046	$26,695	$16,340	$53	$10,059	$2,611	$6,241	$437	$84,482
Losses charge to allowance	(16,130)	(1,467)	(1,955)	—	(805)	(1,304)	(1,067)	(171)	(22,899)
Recoveries credited to allowance	4,126	171	296	—	28	300	211	159	5,291

Net losses charged to allowance	(12,004)	(1,296)	(1,659)	—	(777)	(1,004)	(856)	(12)	(17,608)
Provision (credit) charged to operations	16,575	(5,459)	9,546	950	(4,720)	3,153	(3,661)	934	17,318

Balance at December 31,	$26,617	$19,940	$24,227	$1,003	$4,562	$4,760	$1,724	$1,359	$84,192

        The allowance for probable loan losses is a reserve established through a provision for probable loan losses charged to expense, which represents management's best estimate of probable loan losses when evaluating loans (i) individually or (ii) collectively. The Company's allowance for probable loan losses decreased for the year ended December 31, 2012 mainly due to the continued workout of impaired loans previously identified by the Company.

        The table below provides additional information on the balance of loans individually or collectively evaluated for impairment and their related allowance, by loan class:

	December 31, 2012
	(Dollars in Thousands)
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
Domestic
Commercial	$32,768	$1,477	$736,342	$10,155
Commercial real estate: other construction & land development	28,660	539	1,119,009	12,181
Commercial real estate: farmland & commercial	13,945	2,730	1,659,377	19,150
Commercial real estate: multifamily	353	—	82,595	694
Residential: first lien	3,656	—	453,075	4,390
Residential: junior lien	1,850	—	379,886	4,448
Consumer	1,326	—	73,188	1,289
Foreign	447	—	188,527	1,140

Total	$83,005	$4,746	$4,691,999	$53,447

	December 31, 2011
	(Dollars in Thousands)
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
Domestic
Commercial	$27,603	$14,402	$746,213	$12,215
Commercial real estate: other construction & land development	60,428	3,073	1,212,961	16,867
Commercial real estate: farmland & commercial	42,231	9,754	1,622,456	14,473
Commercial real estate: multifamily	411	—	121,188	1,003
Residential: first lien	2,290	23	493,432	4,539
Residential: junior lien	1,962	—	398,186	4,760
Consumer	1,334	—	92,775	1,724
Foreign	46	—	229,959	1,359

Total	$136,305	$27,252	$4,917,170	$56,940

        Loans accounted for on a non-accrual basis at December 31, 2012, 2011 and 2010 amounted to $71,768,000, $118,505,000 and $108,030,000, respectively. The effect of such non-accrual loans reduced interest income by $2,549,000, $4,114,000 and $3,750,000 for the years ended December 31, 2012, 2011 and 2010, respectively. Amounts received on non-accruals are applied, for financial accounting purposes, first to principal and then to interest after all principal has been collected. Accruing loans contractually past due 90 days or more as to principal or interest payments at December 31, 2012, 2011 and 2010 amounted to $15,033,000, $14,288,000 and $19,848,000, respectively.

        The table below provides additional information on loans accounted for on a non-accrual basis by loan class:

	December 31,
	2012	2011
	(Dollars in Thousands)
Domestic
Commercial	$31,929	$26,819
Commercial real estate: other construction & land development	26,410	54,336
Commercial real estate: farmland & commercial	11,681	34,910
Commercial real estate: multifamily	353	411
Residential: first lien	1,175	1,848
Residential: junior lien	175	135
Consumer	45	46

Total non-accrual loans	$71,768	$118,505

        Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. The Company has identified these loans through its normal loan review procedures. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

        The following tables detail key information regarding the Company's impaired loans by loan class for the year ended December 31, 2012:

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$1,633	$1,679	$1,477	$21,126	$39
Commercial real estate: other construction & land development	3,671	3,671	539	6,608	—
Commercial real estate: farmland & commercial	6,678	9,923	2,730	7,342	92

Total impaired loans with related allowance	$11,982	$15,273	$4,746	$35,076	$131

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$31,135	$31,170	$2,996	$4
Commercial real estate: other construction & land development	24,989	25,160	39,449	141
Commercial real estate: farmland & commercial	7,267	9,340	16,536	8
Commercial real estate: multifamily	353	353	381	—
Residential: first lien	3,656	3,984	2,876	60
Residential: junior lien	1,850	1,944	1,939	104
Consumer	1,326	1,330	1,193	—
Foreign	447	447	166	6

Total impaired loans with no related allowance	$71,023	$73,728	$65,536	$323

        The following tables detail key information regarding the Company's impaired loans by loan class for the year ended December 31, 2011:

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$24,108	$24,108	$14,402	$23,101	$41
Commercial real estate: other construction & land development	34,417	34,432	3,073	32,408	—
Commercial real estate: farmland & commercial	28,636	28,671	9,754	23,226	817
Residential: first lien	208	208	23	1,117	—

Total impaired loans with related allowance	$87,369	$87,419	$27,252	$79,852	$858

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$3,495	$3,500	$685	$—
Commercial real estate: other construction & land development	26,011	26,042	25,696	117
Commercial real estate: farmland & commercial	13,595	14,129	9,268	102
Commercial real estate: multifamily	411	411	439	—
Residential: first lien	2,082	2,116	1,636	27
Residential: junior lien	1,962	1,970	1,956	122
Consumer	1,334	1,337	1,239	—
Foreign	46	46	47	4

Total impaired loans with no related allowance	$48,936	$49,551	$40,966	$372

        A portion of the impaired loans have adequate collateral and credit enhancements not requiring a related allowance for loan loss. The level of impaired loans is reflective of the economic weakness that has been created by the financial crisis and the subsequent economic downturn. Management is confident the Company's loss exposure regarding these credits will be significantly reduced due to the Company's long-standing practices that emphasize secured lending with strong collateral positions and guarantor support. Management is likewise confident the reserve for probable loan losses is adequate. The Company has no direct exposure to sub-prime loans in its loan portfolio, but the sub-prime crisis has affected the credit markets on a national level, and as a result, the Company has experienced an increasing amount of impaired loans; however, management's decision to place loans in this category does not necessarily mean that the Company will experience significant losses from these loans or significant increases in impaired loans from these levels.

        Management of the Company recognizes the risks associated with these impaired loans. However, management's decision to place loans in this category does not necessarily mean that losses will occur. In the current environment, troubled loan management can be protracted because of the legal and process problems that delay the collection of an otherwise collectable loan. Additionally, management believes that the collateral related to these impaired loans and/or the secondary support from guarantors mitigates the potential for losses from impaired loans. It is also important to note that even though the economic conditions in Texas and Oklahoma are weakened, we believe these markets are improving and better positioned to recover than many other areas of the country.

        The bank subsidiaries charge off that portion of any loan which management considers to represent a loss as well as that portion of any other loan which is classified as a "loss" by bank examiners. Commercial and industrial or real estate loans are generally considered by management to represent a loss, in whole or part, when an exposure beyond any collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower's financial condition and general economic conditions in the borrower's industry. Generally, unsecured consumer loans are charged-off when 90 days past due.

        The following table presents information regarding the aging of past due loans by loan class:

	December 31, 2012
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,393	$471	$3,386	$2,689	$8,250	$760,860	$769,110
Commercial real estate: other construction & land development	1,107	2,300	24,225	497	27,632	1,120,037	1,147,669
Commercial real estate: farmland & commercial	3,127	21,272	2,310	929	26,709	1,646,613	1,673,322
Commercial real estate: multifamily	685	—	353	—	1,038	81,910	82,948
Residential: first lien	4,305	2,510	10,645	9,657	17,460	439,271	456,731
Residential: junior lien	2,035	410	259	115	2,704	379,032	381,736
Consumer	1,598	404	915	882	2,917	71,597	74,514
Foreign	2,257	1,005	264	264	3,526	185,448	188,974

Total past due loans	$19,507	$28,372	$42,357	$15,033	$90,236	$4,684,768	$4,775,004

	December 31, 2011
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$5,180	$1,369	$1,842	$1,490	$8,391	$765,425	$773,816
Commercial real estate: other construction & land development	23,426	4,360	49,887	979	77,673	1,195,716	1,273,389
Commercial real estate: farmland & commercial	9,467	10,269	7,879	1,231	27,615	1,637,072	1,664,687
Commercial real estate: multifamily	450	—	411	—	861	120,738	121,599
Residential: first lien	6,207	2,757	10,295	9,382	19,259	476,463	495,722
Residential: junior lien	1,433	378	368	320	2,179	397,969	400,148
Consumer	1,643	408	912	866	2,963	91,146	94,109
Foreign	666	53	20	20	739	229,266	230,005

Total past due loans	$48,472	$19,594	$71,614	$14,288	$139,680	$4,913,795	$5,053,475

        The Company's internal classified report is segregated into the following categories: (i) "Special Review Credits," (ii) "Watch List—Pass Credits," or (iii) "Watch List—Substandard Credits." The loans placed in the "Special Review Credits" category reflect the Company's opinion that the loans reflect potential weakness which require monitoring on a more frequent basis. The "Special Review Credits" are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the "Watch List—Pass Credits" category reflect the Company's opinion that the credit contains weaknesses which represent a greater degree of risk, which warrant "extra attention." The "Watch List—Pass Credits" are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the "Watch List—Substandard Credits" classification are considered to be potentially inadequately protected by the current sound worth and debt service capacity of the borrower or of any pledged collateral. These credit obligations, even if apparently protected by collateral value, have shown defined weaknesses related to adverse financial, managerial, economic, market or political conditions which may jeopardize repayment of principal and interest. Furthermore, there is the possibility that some future loss could be sustained by the bank if such weaknesses are not corrected. For loans that are classified as impaired, management evaluates these credits under ASC 310-10, "Receivables," and, if deemed necessary, a specific reserve is allocated to the credit. The specific reserve allocated under ASC 310-10, is based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's loans evaluated as impaired under ASC 310-10 are measured using the fair value of collateral method. In limited cases, the Company may use other methods to determine the specific reserve of a loan under ASC 310-10 if such loan is not collateral dependent.

        The allowance based on historical loss experience on the Company's remaining loan portfolio, which includes the "Special Review Credits," "Watch List—Pass Credits," and "Watch List—Substandard Credits" is determined by segregating the remaining loan portfolio into certain categories such as commercial loans, installment loans, international loans, loan concentrations and overdrafts. Installment loans are then further segregated by number of days past due. A historical loss percentage, adjusted for (i) management's evaluation of changes in lending policies and procedures, (ii) current economic conditions in the market area served by the Company, (iii) other risk factors, (iv) the effectiveness of the internal loan review function, (v) changes in loan portfolios, and (vi) the composition and concentration of credit volume is applied to each category. Each category is then added together to determine the allowance allocated under ASC 450-20.

        A summary of the loan portfolio by credit quality indicator by loan class is as follows:

	December 31, 2012
	Pass	Special Review	Watch List—Pass	Watch List— Substandard	Watch List— Impaired
	(Dollars in Thousands)
Domestic
Commercial	$675,263	$4,278	$16,535	$40,266	$32,768
Commercial real estate: other construction & land development	1,038,749	55,079	2,614	22,567	28,660
Commercial real estate: farmland & commercial	1,486,572	109,144	46,316	17,345	13,945
Commercial real estate: multifamily	82,542	—	53	—	353
Residential: first lien	446,218	519	—	6,338	3,656
Residential: junior lien	378,000	77	309	1,500	1,850
Consumer	73,188	—	—	—	1,326
Foreign	188,499	—	28	—	447

Total	$4,369,031	$169,097	$65,855	$88,016	$83,005

	December 31, 2011
	Pass	Special Review	Watch List—Pass	Watch List— Substandard	Watch List— Impaired
	(Dollars in Thousands)
Domestic
Commercial	$655,154	$5,279	$6,361	$79,419	$27,603
Commercial real estate: other construction & land development	1,058,843	76,722	11,083	66,313	60,428
Commercial real estate: farmland & commercial	1,449,822	83,581	40,510	48,543	42,231
Commercial real estate: multifamily	121,188	—	—	—	411
Residential: first lien	490,924	132	974	1,402	2,290
Residential: junior lien	397,861	—	319	6	1,962
Consumer	92,714	—	41	20	1,334
Foreign	229,898	—	61	—	46

Total	$4,496,404	$165,714	$59,349	$195,703	$136,305

Bank Premises and Equipment	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment
Bank Premises and Equipment

(5) Bank Premises and Equipment

        A summary of bank premises and equipment, by asset classification, at December 31, 2012 and 2011 were as follows:

	Estimated useful lives	2012	2011
		(Dollars in Thousands)
Bank buildings and improvements	5 - 40 years	$433,942	$390,875
Furniture, equipment and vehicles	1 - 20 years	258,222	266,547
Land		128,695	124,694
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 - 27 years	562	614
Less: accumulated depreciation		(340,134)	(329,680)

Bank premises and equipment, net		$481,287	$453,050

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

(6) Goodwill and Other Intangible Assets

        The majority of the Company's identified intangibles are in the form of amortizable core deposit premium, with the exception of $1,118,000, which represents identified intangibles in the acquisition of the rights to the insurance agency contracts of InsCorp, Inc., acquired in 2008. Information on the Company's identified intangible assets follows:

	Carrying Amount	Accumulated Amortization	Net
	(Dollars in Thousands)
December 31, 2012:
Core deposit premium	$58,675	$51,974	$6,701
Identified intangible (contract rights)	2,022	904	1,118

Total identified intangibles	$60,697	$52,878	$7,819

December 31, 2011:
Core deposit premium	$58,675	$47,632	$11,043
Identified intangible (contract rights)	1,742	595	1,147

Total identified intangibles	$60,417	$48,227	$12,190

        Amortization expense of intangible assets for the years ended December 31, 2012, 2011 and 2010, was $4,651,000, $5,293,000 and $5,284,000, respectively. Estimated amortization expense for each of the five succeeding fiscal years, and thereafter, is as follows:

        Fiscal year ending December 31:

Total
(in thousands)
2013	$4,633
2014	2,389
2015	452
2016	295
2017	25
Thereafter	25

Total	$7,819

        There were no changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits.
Deposits

(7) Deposits

        Deposits as of December 31, 2012 and 2011 and related interest expense for the years ended December 31, 2012, 2011 and 2010 were as follows:

	2012	2011
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$2,002,920	$1,717,286
Foreign	462,830	209,732

Total demand non-interest bearing	2,465,750	1,927,018

Savings and interest bearing demand
Domestic	2,350,872	2,221,758
Foreign	516,279	485,935

Total savings and interest bearing demand	2,867,151	2,707,693

Time, certificates of deposit
$100,000 or more
Domestic	973,824	1,022,450
Foreign	1,025,089	1,244,018
Less than $100,000
Domestic	601,766	664,111
Foreign	353,633	380,802

Total time, certificates of deposit	2,954,312	3,311,381

Total deposits	$8,287,213	$7,946,092

	2012	2011	2010
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$4,487	$6,549	$7,771
Foreign	801	1,234	1,612

Total savings and interest bearing demand	5,288	7,783	9,383

Time, certificates of deposit
$100,000 or more
Domestic	8,263	10,299	14,839
Foreign	9,148	11,512	17,084
Less than $100,000
Domestic	4,945	7,468	11,416
Foreign	1,617	2,277	3,628

Total time, certificates of deposit	23,973	31,556	46,967

Total interest expense on deposits	$29,261	$39,339	$56,350

        Scheduled maturities of time deposits as of December 31, 2012 were as follows:

Total
(in thousands)
2013	$2,623,178
2014	224,606
2015	72,214
2016	27,437
2017	6,478
Thereafter	399

Total	$2,954,312

        Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2012, were as follows:

Due within 3 months or less	$718,867
Due after 3 months and within 6 months	527,526
Due after 6 months and within 12 months	535,414
Due after 12 months	217,106

$1,998,913

Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2012
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements

(8) Securities Sold Under Repurchase Agreements

        The Company's bank subsidiaries have entered into repurchase agreements with an investment banking firm and individual customers of the bank subsidiaries. The purchasers have agreed to resell to the bank subsidiaries identical securities upon the maturities of the agreements. Securities sold under repurchase agreements were mortgage-backed book entry securities and averaged $1,276,831,000 and $1,415,769,000 during 2012 and 2011, respectively, and the maximum amount outstanding at any month end during 2012 and 2011 was $1,412,744,000 and $1,437,480,000, respectively.

        Further information related to repurchase agreements at December 31, 2012 and 2011 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of Securities Sold	Fair Value of Securities Sold	Balance of Liability	Weighted Average Interest Rate
	(Dollars in Thousands)
December 31, 2012 term:
Overnight agreements	$340,711	$350,933	$263,992.28%
1 to 29 days	10,378	10,910	6,992	1.10
30 to 90 days	33,619	35,097	22,078	1.05
Over 90 days	1,033,957	1,062,897	836,617	3.73

Total	$1,418,665	$1,459,837	$1,129,679	2.85%

December 31, 2011 term:
Overnight agreements	$377,620	$388,304	$245,026.32%
1 to 29 days	13,772	14,227	10,263	1.13
30 to 90 days	45,512	48,177	30,095	1.12
Over 90 days	1,236,021	1,285,811	1,063,245	3.72

Total	$1,672,925	$1,736,519	$1,348,629	3.02%

        The book value and fair value of securities sold includes the entire book value and fair value of securities partially or fully pledged under repurchase agreements.

Other Borrowed Funds	12 Months Ended
Dec. 31, 2012
Other Borrowed Funds
Other Borrowed Funds

(9) Other Borrowed Funds

        Other borrowed funds include Federal Home Loan Bank borrowings, which are short and long-term fixed borrowings issued by the Federal Home Loan Bank of Dallas at the market price offered at the time of funding. These borrowings are secured by mortgage-backed investment securities and a portion of the Company's loan portfolio.

        Further information regarding the Company's other borrowed funds at December 31, 2012 and 2011 is set forth in the following table:

	December 31,
	2012	2011
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$742,500	$487,500
Rate on balance outstanding at year end	.15%	.18%
Average daily balance	$412,919	$733,559
Average rate	.19%	.19%
Maximum amount outstanding at any month end	$1,005,500	$1,235,900
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$6,527	$6,661
Rate on balance outstanding at year end	3.51%	3.51%
Average daily balance	$6,590	$6,721
Average rate	3.51%	3.51%
Maximum amount outstanding at any month end	$6,650	$6,780
(1)
The amortization of the long-term advances is approximately $149 per year for each of the next five years and the final maturity date is January 3, 2028.

Junior Subordinated Deferrable Interest Debentures	12 Months Ended
Dec. 31, 2012
Junior Subordinated Deferrable Interest Debentures
Junior Subordinated Deferrable Interest Debentures

(10) Junior Subordinated Deferrable Interest Debentures

        The Company has formed eight statutory business trusts under the laws of the State of Delaware, for the purpose of issuing trust preferred securities. The eight statutory business trusts formed by the Company (the "Trusts") have each issued Capital and Common Securities and invested the proceeds thereof in an equivalent amount of junior subordinated debentures (the "Debentures") issued by the Company. As of December 31, 2012 and December 31, 2011, the principal amount of debentures outstanding totaled $190,726,000. As a result of the Company's participation in the TARP Capital Purchase Program, the Company was not permitted, without the consent of the Treasury Department, to redeem any of the Debentures. This restriction ceased to exist on December 23, 2011 and the Company exited the TARP Capital Purchase Program on November 28, 2012. One half of the Trust I securities were redeemed on June 8, 2011 and the remaining one half of the Trust I securities were redeemed on July 1, 2011 with the consent of the Treasury Department.

        The Debentures are subordinated and junior in right of payment to all present and future senior indebtedness (as defined in the respective indentures) of the Company, and are pari passu with one another. The interest rate payable on, and the payment terms of the Debentures are the same as the distribution rate and payment terms of the respective issues of Capital and Common Securities issued by the Trusts. The Company has fully and unconditionally guaranteed the obligations of each of the Trusts with respect to the Capital and Common Securities. The Company has the right, unless an Event of Default (as defined in the Indentures) has occurred and is continuing, to defer payment of interest on the Debentures for up to twenty consecutive quarterly periods on Trusts VI, VII, VIII, IX, X, XI and XII. If interest payments on any of the Debentures are deferred, distributions on both the Capital and Common Securities related to that Debenture would also be deferred. The redemption prior to maturity of any of the Debentures may require the prior approval of the Federal Reserve and/or other regulatory bodies.

        For financial reporting purposes, the Trusts are treated as investments of the Company and not consolidated in the consolidated financial statements. Although the Capital Securities issued by each of the Trusts are not included as a component of shareholders' equity on the consolidated statement of condition, the Capital Securities are treated as capital for regulatory purposes. Specifically, under applicable regulatory guidelines, the Capital Securities issued by the Trusts qualify as Tier 1 capital up to a maximum of 25% of Tier 1 capital on an aggregate basis. Any amount that exceeds the 25% threshold would qualify as Tier 2 capital. At December 31, 2012 and 2011, the total $190,726,000 of the Capital Securities outstanding qualified as Tier 1 capital.

        The following table illustrates key information about each of the Debentures and their interest rates at December 31, 2012:

	Junior Subordinated Deferrable Interest Debentures	Repricing Frequency	Interest Rate	Interest Rate Index(1)	Maturity Date	Optional Redemption Date(1)
	(in thousands)
Trust VI	$25,774	Quarterly	3.76%	LIBOR + 3.45	November 2032	February 2008
Trust VII	10,310	Quarterly	3.56%	LIBOR + 3.25	April 2033	April 2008
Trust VIII	25,774	Quarterly	3.39%	LIBOR + 3.05	October 2033	October 2008
Trust IX	41,238	Quarterly	1.98%	LIBOR + 1.62	October 2036	October 2011
Trust X	34,021	Quarterly	1.96%	LIBOR + 1.65	February 2037	February 2012
Trust XI	32,990	Quarterly	1.98%	LIBOR + 1.62	July 2037	July 2012
Trust XII	20,619	Quarterly	1.76%	LIBOR + 1.45	September 2037	September 2012

	$190,726

(1)
The Capital Securities may be redeemed in whole or in part on any interest payment date after the Optional Redemption Date.

Earnings per Share ("EPS")	12 Months Ended
Dec. 31, 2012
Earnings per Share ("EPS")
Earnings per Share ("EPS")

(11) Earnings per Share ("EPS")

        Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The calculation of the basic EPS and the diluted EPS for the years ended December 31, 2012, 2011, and 2010 is set forth in the following table:

	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
	(Dollars in Thousands, Except Per Share Amounts)
December 31, 2012:
Basic EPS
Net income available to common shareholders	$93,473	67,236,681	$1.39
Potential dilutive common shares	—	77,282

Diluted EPS	$93,473	67,313,963	$1.39

December 31, 2011:
Basic EPS
Net income available to common shareholders	$113,869	67,506,554	$1.69
Potential dilutive common shares	—	62,914

Diluted EPS	$113,869	67,569,468	$1.69

December 31, 2010:
Basic EPS
Net income available to common shareholders	$116,897	67,921,353	$1.72
Potential dilutive common shares	—	83,088

Diluted EPS	$116,897	68,004,441	$1.72

Employees' Profit Sharing Plan	12 Months Ended
Dec. 31, 2012
Employees' Profit Sharing Plan
Employees' Profit Sharing Plan

(12) Employees' Profit Sharing Plan

        The Company has a deferred profit sharing plan for full-time employees with a minimum of one year of continuous employment. The Company's annual contribution to the plan is based on a percentage, as determined by the Board of Directors, of income before income taxes, as defined, for the year. Allocation of the contribution among officers and employees' accounts is based on length of service and amount of salary earned. Profit sharing costs of $3,400,000, $3,900,000 and $4,095,000 were charged to income for the years ended December 31, 2012, 2011, and 2010, respectively.

International Operations	12 Months Ended
Dec. 31, 2012
International Operations
International Operations

(13) International Operations

        The Company provides international banking services for its customers through its bank subsidiaries. Neither the Company nor its bank subsidiaries have facilities located outside the United States. International operations are distinguished from domestic operations based upon the domicile of the customer.

        Because the resources employed by the Company are common to both international and domestic operations, it is not practical to determine net income generated exclusively from international activities.

        A summary of assets attributable to international operations at December 31, 2012 and 2011 are as follows:

	2012	2011
	(Dollars in Thousands)
Loans:
Commercial	$148,770	$185,287
Others	40,204	44,718

	188,974	230,005
Less allowance for probable loan losses	(1,140)	(1,359)

Net loans	$187,834	$228,646

Accrued interest receivable	$902	$1,064

        At December 31, 2012, the Company had $102,882,000 in outstanding standby and commercial letters of credit to facilitate trade activities. The letters of credit are issued primarily in conjunction with credit facilities, which are available to various Mexican banks doing business with the Company.

        Revenues directly attributable to international operations were $7,714,000, $9,870,000 and $11,423,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

(14) Income Taxes

        The Company files a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2012	2011	2010
	(Dollars in Thousands)
Current
U.S.	$40,375	$61,279	$70,338
State	2,234	5,083	4,129
Foreign	33	15	22

Total current taxes	42,642	66,377	74,489

Deferred
U.S.	7,928	(2,296)	(3,394)
State	(5)	(3)	(138)

Total deferred taxes	7,923	(2,299)	(3,532)

Total income taxes	$50,565	$64,078	$70,957

        Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 35% for 2012, 2011 and 2010 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2012	2011	2010
	(Dollars in Thousands)
Computed expected tax expense	$55,634	$66,941	$70,355
Change in taxes resulting from:
Tax-exempt interest income	(4,381)	(3,682)	(2,813)
State tax, net of federal income taxes and tax credit	1,446	3,302	2,594
Tax refunds	—	—	(2,143)
Litigation expense	—	—	5,375
Other investment income	(2,691)	(3,083)	(3,172)
Other	557	600	761

Actual tax expense	$50,565	$64,078	$70,957

        The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are reflected below:

	2012	2011
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$24,323	$34,035
Other real estate owned	3,919	3,774
Impairment charges on available-for-sale securities	3,611	3,288
Accrued expenses	137	514
Other	5,549	5,189

Total deferred tax assets	37,539	46,800

Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(21,529)	(23,313)
Net unrealized gains on available for sale investment securities	(36,156)	(47,252)
Identified intangible assets and goodwill	(18,133)	(18,430)
Other	(10,182)	(9,439)

Total deferred tax liabilities	(86,000)	(98,434)

Net deferred tax liability	$(48,461)	$(51,634)

        The net deferred tax liability of $48,461,000 at December 31, 2012 and $51,634,000 at December 31, 2011 is included in other liabilities in the consolidated statements of condition.

Stock Options	12 Months Ended
Dec. 31, 2012
Stock Options
Stock Options

(15) Stock Options

        On April 5, 2012, the Board of Directors adopted the 2012 International Bancshares Corporation Stock Option Plan (the "2012 Plan"), subject to shareholder approval of the 2012 Plan. The Company's shareholders approved the 2012 Plan on May 21, 2012. There are 800,000 shares available for stock option grants under the 2012 Plan. The 2005 International Bancshares Corporation Stock Option Plan (the "2005 Plan") was terminated for the purpose of future stock option grants upon adoption of the 2012 Plan. Under the 2012 Plan, both qualified incentive stock options ("ISOs") and non-qualified stock options ("NQSOs") may be granted. Options granted may be exercisable for a period of up to 10 years from the date of grant, excluding ISOs granted to 10% shareholders, which may be exercisable for a period of up to only five years. As of December 31, 2012, 757,500 shares were available for future grants under the 2012 Plan.

        The fair value of each option award granted under the plan is estimated on the date of grant using a Black-Scholes-Merton option valuation model that uses the assumptions noted in the following table. Expected volatility is based on the historical volatility of the price of the Company's stock. The Company uses historical data to estimate the expected dividend yield and employee termination rates within the valuation model. The expected term of options is derived from historical exercise behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2012	2011
Expected Life (Years)	7.63	6.13
Dividend yield	2.33%	2.58%
Interest rate	1.58%	1.39%
Volatility	47.30%	49.21%

        A summary of option activity under the stock option plans for the twelve months ended December 31, 2012 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
				(in Thousands)
Options outstanding at December 31, 2011	844,721	$19.08
Plus: Options granted	42,500	17.14
Less:
Options exercised	4,865	10.49
Options expired	—	—
Options forfeited	87,479	19.08

Options outstanding at December 31, 2012	794,877	$19.03	3.77	$2,093

Options fully vested and exercisable at December 31, 2012	403,546	$23.60	1.78	$445

        Stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2012, 2011 and 2010 was approximately $474,000, $387,000 and $534,000, respectively. As of December 31, 2012, there was approximately $1,157,000 of total unrecognized stock-based compensation cost related to non-vested options granted under the Company plans that will be recognized over a weighted average period of 1.97 years.

        Other information pertaining to option activity during the twelve month period ending December 31, 2012, 2011 and 2010 is as follows:

	Twelve Months Ended December 31,
	2012	2011	2010
Weighted average grant date fair value of stock options granted	$8.71	$5.51	$—
Total fair value of stock options vested	$524,000	$661,000	$551,000
Total intrinsic value of stock options exercised	$41,000	$27,000	$2,000

Long Term Restricted Stock Units	12 Months Ended
Dec. 31, 2012
Long Term Restricted Stock Units.
Long Term Restricted Stock Units

(16) Long Term Restricted Stock Units

        As a participant in the Troubled Asset Relief Program Capital Purchase Program (the "CPP") until November 28, 2012, the Company was required to comply with the Interim Final Rule on TARP Standards for Compensation and Corporate Governance issued in June 2009 by the Treasury, which implements the provisions of Section 111 of the Emergency Economic Stabilization Act of 2008, as amended by the American Recovery and Reinvestment Act of 2009. Pursuant to these provisions, the Company was subject to certain compensation restrictions, which include a prohibition on the payment or accrual of any bonuses (including equity-based incentive compensation) to certain officers and employees except for awards of CPP-compliant long-term restricted stock and stock units.

        On December 18, 2009, the Company's board of directors (the "Board") adopted the 2009 International Bancshares Corporation Long-Term Restricted Stock Unit Plan (the "Plan") to give the Company additional flexibility in the compensation of its officers, employees, consultants and advisors in compliance with all applicable laws and restrictions.

        The Plan authorizes the Company to issue Restricted Stock Units ("RSUs") to officers, employees, consultants and advisors of the Company and its subsidiaries. The Plan provides that RSUs shall be issued by a committee of the Board appointed by the Board from time to time consisting of at least two (2) members of the Board, each of whom is both a non-employee director and an outside director. On December 18, 2009, the Board adopted resolutions creating the Long-Term Restricted Stock Unit Plan Committee to administer the Plan. RSUs issued under the Plan are not equity and are payable only in cash. The Plan provides for both the issuance of CPP-compliant long-term RSUs as well as RSUs that are not CPP-compliant.

        Dennis E. Nixon, the Company's President, Chairman of the Board and a director of the Company, received an award of CPP-compliant RSUs, granted as of December 19, 2012 in the amount of $425,000 for his performance in 2012. Mr. Nixon was also awarded CPP-compliant RSU's granted as of December 16, 2011, December 15, 2010 and December 18, 2009 of $400,000, $400,000 and $250,000 for his performance in 2011, 2010 and 2009, respectively. In order to meet the requirements of a CPP-compliant RSU, Mr. Nixon's RSUs do not exceed one-third of his total annual compensation.

Commitments, Contingent Liabilities and Other Matters	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities and Other Matters
Commitments, Contingent Liabilities and Other Matters

(17) Commitments, Contingent Liabilities and Other Matters

        The Company leases portions of its banking premises and equipment under operating leases. Total rental expense for the years ended December 31, 2012, 2011 and 2010 were $8,300,000, $12,200,000 and $12,800,000, respectively. Future minimum lease payments due under non-cancellable operating leases at December 31, 2012 were as follows:

        Fiscal year ending:

Total
(in thousands)
2013	$4,580
2014	3,330
2015	2,209
2016	1,628
2017	519
Thereafter	431

Total	$12,697

        It is expected that certain leases will be renewed, as these leases expire. Aggregate future minimum rentals to be received under non-cancellable sub-leases greater than one year at December 31, 2012 were $61,900,000.

        Cash of approximately $84,070,000 and $73,325,000 at December 31, 2012 and 2011, respectively, was maintained to satisfy regulatory reserve requirements.

        The Company is involved in various legal proceedings that are in various stages of litigation. Some of these actions allege "lender liability" claims on a variety of theories and claim substantial actual and punitive damages. The Company has determined, based on discussions with its counsel that any material loss in such actions, individually or in the aggregate, is remote or the damages sought, even if fully recovered, would not be considered material to the consolidated statements of condition and related statements of income, comprehensive income, shareholders' equity and cash flows of the Company. However, many of these matters are in various stages of proceedings and further developments could cause management to revise its assessment of these matters.

        The Company was involved in a dispute related to certain tax matters that were inherited by the Company in its 2004 acquisition of LFIN. The dispute involved claims by the former controlling shareholders of LFIN related to approximately $14 million of tax refunds received by the Company based on deductions taken in 2003 by LFIN in connection with losses on loans acquired from a failed thrift and a dispute LFIN had with the FDIC regarding the tax benefits related to the failed thrift acquisition which originated in 1988. On March 5, 2010, judgment was entered on a jury verdict rendered against the Company in the U.S. District Court for the Western District of Oklahoma (the "Court"). Other than the tax refunds that were in dispute, the Company does not have any other disputes regarding tax refunds received by the Company in connection with the LFIN acquisition. An amended judgment was entered in the case on November 19, 2010, in the amount of approximately $24.25 million and it was final and appealable. During December 2010, the Company deposited $24.4 million with the Court in lieu of a supersedeas bond and the Company commenced appealing the judgment. On January 5, 2012, the United States Court of Appeals Tenth Circuit affirmed the amended judgment. On February 28, 2012, the previously deposited $24.4 million was paid to the former controlling shareholders of LFIN and a Release and Satisfaction of Judgment was filed with the Court concluding the matter.

        On September 22, 2011, the Company announced the approval of a restructuring plan that resulted in the closing of fifty five (55) in store branches by December 31, 2011. The branch closures are a result of reduced levels of revenue resulting from regulatory changes related to interchange fee income. The branches were closed in order to align IBC's expenses with the reduced levels of revenue, protecting the Company's financial strength while preserving IBC's free products program. This restructuring plan resulted in combined charges to the Company of $5.36 million, before tax, which were recognized in the fourth quarter. The charges are included in "Depreciation of bank premises and equipment" and "Other" in the consolidated statement of income in the Company's consolidated financial statements.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties
Transactions with Related Parties

(18) Transactions with Related Parties

        In the ordinary course of business, the subsidiaries of the Company make loans to directors and executive officers of the Corporation, including their affiliates, families and companies in which they are principal owners. In the opinion of management, these loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and do not involve more than normal risk of collectability or present other unfavorable features. The aggregate amounts receivable from such related parties amounted to approximately $51,102,000 and $51,370,000 at December 31, 2012 and 2011, respectively.

Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk

(19) Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk

        In the normal course of business, the bank subsidiaries are party to financial instruments with off-statement of condition risk to meet the financing needs of their customers. These financial instruments include commitments to their customers. These financial instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the consolidated statement of condition. The contract amounts of these instruments reflect the extent of involvement the bank subsidiaries have in particular classes of financial instruments. At December 31, 2012, the following financial amounts of instruments, whose contract amounts represent credit risks, were outstanding:

Commitments to extend credit	$1,481,285,000
Credit card lines	66,243,000
Standby letters of credit	89,129,000
Commercial letters of credit	13,753,000

        The Company enters into a standby letter of credit to guarantee performance of a customer to a third party. These guarantees are primarily issued to support public and private borrowing arrangements. The credit risk involved is represented by the contractual amounts of those instruments. Under the standby letters of credit, the Company is required to make payments to the beneficiary of the letters of credit upon request by the beneficiary so long as all performance criteria have been met. At December 31, 2012, the maximum potential amount of future payments is $89,129,000. At December 31, 2012, the fair value of these guarantees is not significant. Unsecured letters of credit totaled $28,383,000 and $27,991,000 at December 31, 2012 and 2011, respectively.

        The Company enters into commercial letters of credit on behalf of its customers which authorize a third party to draw drafts on the Company up to a stipulated amount and with specific terms and conditions. A commercial letter of credit is a conditional commitment on the part of the Company to provide payment on drafts drawn in accordance with the terms of the commercial letter of credit.

        The bank subsidiaries' exposure to credit loss in the event of nonperformance by the other party to the above financial instruments is represented by the contractual amounts of the instruments. The bank subsidiaries use the same credit policies in making commitments and conditional obligations as they do for on-statement of condition instruments. The bank subsidiaries control the credit risk of these transactions through credit approvals, limits and monitoring procedures. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates normally less than one year or other termination clauses and may require the payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The bank subsidiaries evaluate each customer's credit-worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the subsidiary banks upon extension of credit, is based on management's credit evaluation of the customer. Collateral held varies, but may include residential and commercial real estate, bank certificates of deposit, accounts receivable and inventory.

        The bank subsidiaries make commercial, real estate and consumer loans to customers principally located in South, Central and Southeast Texas and the State of Oklahoma. Although the loan portfolio is diversified, a substantial portion of its debtors' ability to honor their contracts is dependent upon the economic conditions in these areas, especially in the real estate and commercial business sectors.

Capital Requirements	12 Months Ended
Dec. 31, 2012
Capital Requirements
Capital Requirements

(20) Capital Requirements

        On December 23, 3008, as part of the Troubled Asset Relief Program Capital Purchase Program (the "TARP Capital Purchase Program") of the United States Department of the Treasury ("Treasury"), the Company issued to the Treasury, in exchange for aggregate consideration of $216 million, (i) 216,000 shares of the Company's fixed-rate cumulative perpetual preferred stock, Series A, par value $.01 per share (the "Senior Preferred Stock"), having a liquidation preference of $1,000 per share and (ii) a warrant to purchase 1,326,238 shares of the Company's common stock at a price per share of $24.43 and with a term of ten years (the "Warrant"). The Senior Preferred Stock paid a coupon rate of 5% of the first five years and 9% per year thereafter.

        On November 28, 2012, the Company completed the repurchase of all of the 216,000 shares of the Senior Preferred Stock held by Treasury. The Company commenced the $216 million repayment during the third quarter of 2012 and completed the final payment in the fourth quarter of 2012. The Company has paid a total of $41,520,139 in preferred stock dividends to the U.S. Treasury since December of 2008, when the company received the funds under the TARP Capital Purchase Program. As of February 25, 2013, the Warrant is still held by Treasury.

        Bank regulatory agencies limit the amount of dividends, which the bank subsidiaries can pay the Corporation, through IBC Subsidiary Corporation, without obtaining prior approval from such agencies. At December 31, 2012, the subsidiary banks could pay dividends of up to $520,000,000 to the Corporation without prior regulatory approval and without adversely affecting their "well capitalized" status. In addition to legal requirements, regulatory authorities also consider the adequacy of the bank subsidiaries' total capital in relation to their deposits and other factors. These capital adequacy considerations also limit amounts available for payment of dividends. The Company historically has not allowed any subsidiary bank to pay dividends in such a manner as to impair its capital adequacy.

        The Company and the bank subsidiaries are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities, and certain off-statement of condition items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

        Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios (set forth in the table on the following page) of Total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2012, that the Company and each of the bank subsidiaries met all capital adequacy requirements to which they are subject.

        As of December 31, 2012, the most recent notification from the Federal Deposit Insurance Corporation categorized all the bank subsidiaries as well capitalized under the regulatory framework for prompt corrective action. To be categorized as "well capitalized," the Company and the bank subsidiaries must maintain minimum Total risk-based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the categorization of the Company or any of the bank subsidiaries as well capitalized.

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2012 are presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2012:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,328,089	20.60%	$515,695	8.00%	N/A	N/A
International Bank of Commerce, Laredo	945,384	17.19	440,038	8.00	$550,048	10.00%
International Bank of Commerce, Brownsville	128,788	27.36	37,659	8.00	47,074	10.00
International Bank of Commerce, Zapata	54,542	33.14	13,166	8.00	16,458	10.00
Commerce Bank	60,982	34.52	14,131	8.00	17,664	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,266,799	19.65%	$257,848	4.00%	N/A	N/A
International Bank of Commerce, Laredo	892,888	16.23	220,019	4.00	$330,029	6.00%
International Bank of Commerce, Brownsville	123,361	26.21	18,830	4.00	28,245	6.00
International Bank of Commerce, Zapata	52,967	32.18	6,583	4.00	9,875	6.00
Commerce Bank	59,200	33.52	7,065	4.00	10,598	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,266,799	10.86%	$466,624	4.00%	N/A	N/A
International Bank of Commerce, Laredo	892,888	9.26	385,621	4.00	$482,026	5.00%
International Bank of Commerce, Brownsville	123,361	13.79	35,787	4.00	44,734	5.00
International Bank of Commerce, Zapata	52,967	10.64	19,918	4.00	24,897	5.00
Commerce Bank	59,200	11.27	21,004	4.00	26,255	5.00

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2011 are also presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2011:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,485,833	23.99%	$495,483	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,026,163	19.64	417,943	8.00	$522,429	10.00%
International Bank of Commerce, Brownsville	123,780	25.77	38,423	8.00	48,029	10.00
International Bank of Commerce, Zapata	58,295	36.58	12,750	8.00	15,937	10.00
Commerce Bank	65,697	37.60	13,976	8.00	17,470	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,407,989	22.73%	$247,742	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	18.45	208,972	4.00	$313,458	6.00%
International Bank of Commerce, Brownsville	117,707	24.51	19,212	4.00	28,817	6.00
International Bank of Commerce, Zapata	56,336	35.35	6,375	4.00	9,562	6.00
Commerce Bank	63,462	36.33	6,988	4.00	10,482	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,407,989	12.74%	$441,975	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	10.65	362,263	4.00	$452,829	5.00%
International Bank of Commerce, Brownsville	117,707	13.52	34,835	4.00	43,544	5.00
International Bank of Commerce, Zapata	56,336	12.21	18,463	4.00	23,079	5.00
Commerce Bank	63,462	11.94	21,262	4.00	26,578	5.00

Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value
Fair Value

(21) Fair Value

        ASC Topic 820,"Fair Value Measurements and Disclosures" ("ASC 820") defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 applies to all financial instruments that are being measured and reported on a fair value basis. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; it also establishes a fair value hierarchy that prioritizes the inputs used in valuation methodologies into the following three levels:

  •
  Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities.

  •
  Level 2 Inputs—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3 Inputs—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or other valuation techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

        A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy is set forth below.

        The following table represents assets and liabilities reported on the consolidated statements of condition at their fair value as of December 31, 2012 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$5,265,204	$—	$5,232,344	$32,860
States and political subdivisions	238,675	—	238,675	—
Other	21,136	21,136	—	—

	$5,525,015	$21,136	$5,471,019	$32,860

        The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value as of December 31, 2011 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$4,969,263	$—	$4,929,658	$39,605
States and political subdivisions	224,761	—	224,761	—
Other	19,891	19,891	—	—

	$5,213,915	$19,891	$5,154,419	$39,605

        Investment securities available-for-sale are classified within level 2 and level 3 of the valuation hierarchy, with the exception of certain equity investments that are classified within level 1. For investments classified as level 2 in the fair value hierarchy, the Company obtains fair value measurements for investment securities from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. Investment securities classified as level 3 are non-agency mortgage-backed securities. The non-agency mortgage-backed securities held by the Company are traded in inactive markets and markets that have experienced significant decreases in volume and level of activity, as evidenced by few recent transactions, a significant decline or absence of new issuances, price quotations that are not based on comparable securities transactions and wide bid-ask spreads among other factors. As a result of the inability to use quoted market prices to determine fair value for these securities, the Company determined that fair value, as determined by level 3 inputs in the fair value hierarchy, is more appropriate for financial reporting and more consistent with the expected performance of the investments. For the investments classified within level 3 of the fair value hierarchy, the Company used a discounted cash flow model to determine fair value. Inputs in the model included both historical performance and expected future performance based on information currently available.

        Assumptions used in the discounted cash flow model for the year ended December 31, 2012, were applied separately to those portions of the bond where the underlying residential mortgage loans had been performing under original contract terms for at least the prior 24 months and those where the underlying residential mortgages had not been meeting the original contractual obligation for the same period. Unobservable inputs included in the model are estimates on future principal prepayment rates, and default and loss severity rates. For that portion of the bond where the underlying residential mortgage had been meeting the original contract terms for at least 24 months, the Company used the following estimates in the model: (i) a voluntary prepayment rate of 7%, (ii) a 1% default rate, (iii) a loss severity rate of 25%, and (iv) a discount rate of 13%. The assumptions used in the model for the rest of the bond included the following estimates: (i) a voluntary prepayment rate of 2%, (ii) a default rate of 9%, (iii) a loss severity rate that starts at 60% for the first year then declines by 5% for the following five years and remains at 25% thereafter, and (iv) a discount rate of 13%. The estimates used in the model to determine fair value are based on observable historical data of the underlying collateral. The model anticipates that the housing market will gradually improve and that the underlying collateral will eventually all perform in accordance with the original contract terms on the bond. Should the number of loans in the underlying collateral that default and go into foreclosure or the severity of the losses in the underlying collateral significantly change, the results of the model would be impacted. The Company will continue to evaluate the actual historical performance of the underlying collateral and will modify the assumptions used in the model as necessary. As actual historical information has become more widely available to investors, the Company determined that this approach to the model was appropriate and therefore, modified the model that had been used in prior periods. The change did not significantly impact the results of the model.

        Assumptions used in the model for the year ended December 31, 2011, included estimates on future principal prepayment rates, default and loss severity rates. The Company estimates that future principal prepayment rates will range from 4—5% and used a 13% discount rate. Default rates used in the model were 10—11% for the first year and 7% thereafter, and loss severity rates started at 60% for the first year and are decreased by 10% for the following three years, then remain at 20% thereafter.

        The following table presents a reconciliation of activity for such mortgage-backed securities on a net basis (Dollars in thousands):

Balance at December 31, 2011	$39,605
Principal paydowns	(5,829)
Total unrealized gains (losses) included in:
Other comprehensive income	123
Impairment realized in earnings	(1,039)

Balance at December 31, 2012	$32,860

        Certain assets and liabilities are measured at fair value on a nonrecurring basis. They are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

        The following table represents assets measured at fair value on a non-recurring basis as of and for the period ended December 31, 2012 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$11,981	$—	$—	$11,981	$295
Other real estate owned	18,749	—	—	18,749	—

        The following table represents assets measured at fair value on a non-recurring basis as of and for the year ended December 31, 2011 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$81,723	$—	$—	$81,723	$15,457
Other real estate owned	34,631	—	—	34,631	9,509

        The Company's assets measured at fair value on a non-recurring basis are limited to impaired loans and other real estate owned. Impaired loans are classified within level 3 of the valuation hierarchy. The fair value of impaired loans is derived in accordance with ASC 310, "Receivables". The fair value of impaired loans is based on the fair value of the collateral, as determined through an external appraisal process, discounted based on internal criteria. Impaired loans are primarily comprised of collateral-dependent commercial loans. Impaired loans are remeasured and reported at fair value through a specific valuation allowance allocation of the allowance for probable loan losses based upon the fair value of the underlying collateral.

        Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate owned is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal) within level 3 of the fair value hierarchy. Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for probable loan losses, if necessary. The fair value is reviewed periodically and subsequent write downs are made accordingly through a charge to operations. Other real estate owned is included in other assets on the consolidated financial statements. For the twelve months ended December 31, 2012 and December 31, 2011, the Company recorded $10,450,000 and $1,100,000, respectively, in charges to the allowance for probable loan losses in connection with loans transferred to other real estate owned. For the twelve months ended December 31, 2012 and December 31, 2011, the Company recorded net charges to operations of $0 and $9,509,000, respectively, related to write downs in fair value in connection with other real estate owned.

        The fair value estimates, methods, and assumptions for the Company's financial instruments at December 31, 2012 and December 31, 2011 are outlined below.

Cash and Due From Banks and Federal Funds Sold

        For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Time Deposits with Banks

        The carrying amounts of time deposits with banks approximate fair value.

Investment securities held-to-maturity

        The carrying amounts of investments held-to-maturity approximate fair value.

Investment Securities

        For investment securities, which include U. S. Treasury securities, obligations of other U. S. government agencies, obligations of states and political subdivisions and mortgage pass through and related securities, fair values are from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond's terms and conditions, among other things. See disclosures of fair value of investment securities in Note 2.

Loans

        Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, real estate and consumer loans as outlined by regulatory reporting guidelines. Each category is segmented into fixed and variable interest rate terms and by performing and non-performing categories.

        For variable rate performing loans, the carrying amount approximates the fair value. For fixed rate performing loans, except residential mortgage loans, the fair value is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan. For performing residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusted for prepayment estimates using discount rates based on secondary market sources or the primary origination market. Fixed rate performing loans are within Level 2 of the fair value hierarchy. At December 31, 2012, and December 31, 2011, the carrying amount of fixed rate performing loans was $1,189,585,000 and $1,273,989,000, respectively, and the estimated fair value was $1,126,228,000 and $1,200,837,000, respectively.

Accrued Interest

        The carrying amounts of accrued interest approximate fair value.

Deposits

        The fair value of deposits with no stated maturity, such as non-interest bearing demand deposit accounts, savings accounts and interest bearing demand deposit accounts, was equal to the amount payable on demand as of December 31, 2012 and December 31, 2011. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is based on currently offered rates. Time deposits are within Level 2 of the fair value hierarchy. At December 31, 2012 and December 31, 2011, the carrying amount of time deposits was $2,954,312,000 and $3,311,381,000, respectively, and the estimated fair value was $2,962,190,000 and $3,323,680,000, respectively.

Securities Sold Under Repurchase Agreements

        Securities sold under repurchase agreements include both short and long-term maturities. Due to the contractual terms of the short-term instruments, the carrying amounts approximated fair value at December 31, 2012 and December 31, 2011. The fair value of the long-term instruments is based on established market spreads using option adjusted spreads methodology. Long-term repurchase agreements are within level 2 of the fair value hierarchy. At December 31, 2012 and December 31, 2011, the carrying amount of long-term repurchase agreements was $800,000,000 and $1,000,000,000, respectively, and the estimated fair value was $932,007,000 and $1,161,849,000, respectively.

Junior Subordinated Deferrable Interest Debentures

        The Company currently has floating rate junior subordinated deferrable interest debentures outstanding. Due to the contractual terms of the floating rate junior subordinated deferrable interest debentures, the carrying amounts approximated fair value at December 31, 2012 and December 31, 2011. As of December 31, 2011, the Company had fixed rate junior subordinated deferrable interest debentures that converted from fixed to floating rate at various dates in 2012. The fair value of the fixed rate junior subordinated deferrable interest debentures is based on established market spreads to similar debt instruments with similar characteristics to the debentures. The fixed rate junior subordinated deferrable debentures were within Level 2 of the fair value hierarchy. At December 31, 2011, the carrying amount of fixed rate junior subordinated deferrable interest debentures was $87,630,000 and the estimated fair value was $43,403,000.

Other Borrowed Funds

        The company currently has short and long-term borrowings issued from the Federal Home Loan Bank ("FHLB"). Due to the contractual terms of the short-term borrowings, the carrying amounts approximated fair value at December 31, 2012 and December 31, 2011. The fair value of the long-term borrowings is based on established market spreads for similar types of borrowings. The long-term borrowings are included in Level 2 of the fair value hierarchy. At December 31, 2012 and December 31, 2011, the carrying amount of the long-term FHLB borrowings was $6,527,000 and $6,661,000, respectively, and the estimated fair value was $7,073,000 and $6,998,000, respectively.

Commitments to Extend Credit and Letters of Credit

        Commitments to extend credit and fund letters of credit are principally at current interest rates and therefore the carrying amount approximates fair value.

Limitations

        Fair value estimates are made at a point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

        Fair value estimates are based on existing on-and off-statement of condition financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Other significant assets and liabilities that are not considered financial assets or liabilities include the bank premises and equipment and core deposit value. In addition, the tax ramifications related to the effect of fair value estimates have not been considered in the above estimates.

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition	12 Months Ended
Dec. 31, 2012
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition

(22) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Condition
(Parent Company Only)

December 31, 2012 and 2011
(Dollars in Thousands)

	2012	2011
ASSETS
Cash	$1,539	$13,668
Other investments	63,044	70,318
Notes receivable	409	495
Investment in subsidiaries	1,573,679	1,712,336
Other assets	617	1,567

Total assets	$1,639,288	$1,798,384

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$190,726	$190,726
Due to IBC Trading	21	21
Other liabilities	12,833	7,472

Total liabilities	203,580	198,219

Shareholders' equity:
Preferred shares	—	210,548
Common shares	95,725	95,720
Surplus	163,287	162,767
Retained earnings	1,369,543	1,302,964
Accumulated other comprehensive income	65,662	84,959

	1,694,217	1,856,958
Less cost of shares in treasury	(258,509)	(256,793)

Total shareholders' equity	1,435,708	1,600,165

Total liabilities and shareholders' equity	$1,639,288	$1,798,384

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income	12 Months Ended
Dec. 31, 2012
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income

(23) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Income
(Parent Company Only)

Years ended December 31, 2012, 2011 and 2010
(Dollars in Thousands)

	2012	2011	2010
Income:
Dividends from subsidiaries	$229,250	$54,800	$51,720
Interest income on notes receivable	27	19	5
Interest income on other investments	6,759	7,517	10,090
Other interest income	18	69	546
Other	686	41	(742)

Total income	236,740	62,446	61,619
Expenses:
Interest expense (Debentures)	6,595	11,073	12,201
Other	3,867	6,543	3,408

Total expenses	10,462	17,616	15,609

Income before federal income taxes and equity in undistributed net income of subsidiaries	226,278	44,830	46,010
Income tax benefit	(738)	(3,513)	(2,090)

Income before equity in undistributed net income of subsidiaries	227,016	48,343	48,100
Equity in (distributed) undistributed net income of subsidiaries	(119,181)	78,806	81,923

Net income	107,835	127,149	130,023

Preferred stock dividends and discount accretion	14,362	13,280	13,126

Net income available to common shareholders	$93,473	$113,869	$116,897

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2012
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(24) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows
(Parent Company Only)

Years ended December 31, 2012, 2011 and 2010
(Dollars in Thousands)

	2012	2011	2010
Operating activities:
Net income	$107,835	$127,149	$130,023
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures	—	9	35
Investment securities transactions, net	—	2	1,135
Accretion of investment securities discounts	—	—	(232)
Stock compensation expense	474	387	534
Increase (decrease) in other liabilities	6,711	(3,234)	4,976
Equity in distributed (undistributed) net income of subsidiaries	119,181	(78,806)	(81,923)

Net cash provided by operating activities	234,201	45,507	54,548

Investing activities:
Principal collected on mortgage-backed securities	1,985	1,355	3,324
Net decrease (increase) in notes receivable	86	(245)	(150)
Decrease (increase) in other assets and other investments	6,418	(4,193)	(8,311)

Net cash provided by (used in) investing activities	8,489	(3,083)	(5,137)

Financing activities:
Repayment of trust preferred securities	—	(10,400)	—
Redemption of preferred shares	(216,000)
Proceeds from stock transactions	51	113	484
Payments of cash dividends—common	(26,894)	(25,648)	(24,444)
Payments of cash dividends—preferred	(10,260)	(10,800)	(10,800)
Purchase of treasury stock	(1,716)	(6,435)	(6,949)

Net cash used in financing activities	(254,819)	(53,170)	(41,709)

(Decrease) increase in cash	(12,129)	(10,746)	7,702
Cash at beginning of year	13,668	24,414	16,712

Cash at end of year	$1,539	$13,668	$24,414

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Consolidation and Basis of Presentation

Consolidation and Basis of Presentation

        The consolidated financial statements include the accounts of the Corporation and its wholly-owned bank subsidiaries, International Bank of Commerce, Laredo ("IBC"), Commerce Bank, International Bank of Commerce, Zapata, International Bank of Commerce, Brownsville, and the Corporation's wholly-owned non-bank subsidiaries, IBC Subsidiary Corporation, IBC Life Insurance Company, IBC Trading Company, Premier Tierra Holdings, Inc. and IBC Capital Corporation. All significant inter-company balances and transactions have been eliminated in consolidation.

        The Company, through its subsidiaries, is primarily engaged in the business of banking, including the acceptance of checking and savings deposits and the making of commercial, real estate, personal, home improvement, automobile and other installment and term loans. The primary markets of the Company are South, Central, and Southeast Texas and the state of Oklahoma. Each bank subsidiary is very active in facilitating international trade along the United States border with Mexico and elsewhere. Although the Company's loan portfolio is diversified, the ability of the Company's debtors to honor their contracts is primarily dependent upon the economic conditions in the Company's trade area. In addition, the investment portfolio is directly impacted by fluctuations in market interest rates. The Company and its bank subsidiaries are subject to the regulations of certain Federal agencies as well as the Texas Department of Banking and undergo periodic examinations by those regulatory authorities. Such agencies may require certain standards or impose certain limitations based on their judgments or changes in law and regulations.

        The Company owns two insurance-related subsidiaries, IBC Life Insurance Company and IBC Insurance Agency, Inc., a wholly owned subsidiary of IBC, the bank subsidiary. Neither of the insurance-related subsidiaries conducts underwriting activities. The IBC Life Insurance Company is in the business of reinsuring credit life and credit accident and health insurance. The business is assumed from an unaffiliated insurer and the only business written is generated by the bank subsidiaries of the Company. The risk assumed on each of the policies is not significant to the consolidated financial statements.

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statement of condition and income and expenses for the periods. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant changes in the near-term relate to the determination of the allowance for probable loan losses.

Subsequent Events

Subsequent Events

        The Company has evaluated all events or transactions that occurred through the date the Company issued these financial statements. During this period, the Company did not have any material recognizable or non-recognizable subsequent events.

Investment Securities

Investment Securities

        The Company classifies debt and equity securities into one of these categories: held-to-maturity, available-for-sale, or trading. Such classifications are reassessed for appropriate classification at each reporting date. Securities that are intended and expected to be held until maturity are classified as "held-to-maturity" and are carried at amortized cost for financial statement reporting. Securities that are not positively expected to be held until maturity, but are intended to be held for an indefinite period of time are classified as "available-for-sale" or "trading" and are carried at their fair value. Unrealized holding gains and losses are included in net income for those securities classified as "trading", while unrealized holding gains and losses related to those securities classified as "available-for-sale" are excluded from net income and reported net of tax as other comprehensive income and in shareholders' equity as accumulated other comprehensive income until realized. The Company did not maintain any trading securities during the three year period ended December 31, 2012.

        Mortgage-backed securities held at December 31, 2012 and 2011 represent participating interests in pools of long-term first mortgage loans originated and serviced by the issuers of the securities. Mortgage-backed securities are either issued or guaranteed by the U.S. Government or its agencies including the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae") or other non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U. S. Government. Investments in residential mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae or Freddie Mac are rated consistently as AAA rated securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the security.

        Premiums and discounts are amortized using the level yield or "interest method" over the terms of the securities. Declines in the fair value of held-to-maturity and available-for sale-securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In determining whether other-than-temporary impairment exists, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to hold and the determination of whether the Company will more likely than not be required to sell the security prior to a recovery in fair value. If the Company determines that (1) it intends to sell the security or (2) it is more likely than not that it will be required to sell the security before it's anticipated recovery, the other-than-temporary impairment that is recognized in earnings is equal to the difference between the fair value of the security and the Company's amortized cost in the security. If the Company determines that it (1) does not intend to sell the security and (2) it will not be more likely than not required to sell the security before it's anticipated recovery, the other-than-temporary impairment is segregated into its two components (1) the amount of impairment related to credit loss and (2) the amount of impairment related to other factors. The difference between the present value of the cash flows expected to be collected and the amortized cost is the credit loss recognized through earnings and an adjustment to the cost basis of the security. The amount of impairment related to other factors is included in other comprehensive income (loss). Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Provision and Allowance for Probable Loan Losses

Provision and Allowance for Probable Loan Losses

        The allowance for probable loan losses is maintained at a level considered adequate by management to provide for probable loan losses. The allowance is increased by provisions charged to operating expense and reduced by net charge-offs. The provision for probable loan losses is the amount, which, in the judgment of management, is necessary to establish the allowance for probable loan losses at a level that is adequate to absorb known and inherent risks in the loan portfolio.

        Management believes that the allowance for probable loan losses is adequate. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's bank subsidiaries' allowances for probable loan losses. Such agencies may require the Company's bank subsidiaries to make additions or reductions to their U.S. generally accepted accounting principles ("GAAP") allowances based on their judgments of information available to them at the time of their examination.

Loans

Loans

        Loans are reported at the principal balance outstanding, net of unearned discounts. Interest income on loans is reported on an accrual basis. Loan fees and costs associated with originating the loans are amortized over the life of the loan using the interest method. The Company originates mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse. Loans held for sale are carried at cost and the principal amount outstanding is not significant to the consolidated financial statements.

Impaired Loans

Impaired Loans

        Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Non-Accrual Loans

Non-Accrual Loans

        The non-accrual loan policy of the Company's bank subsidiaries is to discontinue the accrual of interest on loans when management determines that it is probable that future interest accruals will be un-collectible. As it relates to consumer loans, management charges off those loans when the loan is contractually 90 days past due. Under special circumstances, a consumer or non-consumer loan may be more than 90 days delinquent as to interest or principal and not be placed on non-accrual status. This situation generally results when a bank subsidiary has a borrower who is experiencing financial difficulties, but not to the extent that requires a restructuring of indebtedness. The majority of this category is composed of loans that are considered to be adequately secured and/or for which there are expected future payments. When a loan is placed on non-accrual status, any interest accrued, not paid is reversed and charged to operations against interest income. As it relates to non-consumer loans that are not 90 days past due, management will evaluate each of these loans to determine if placing the loan on non-accrual status is warranted. Interest income on non-accrual loans is recognized only to the extent payments are received or when, in management's opinion, the debtor's financial condition warrants reestablishment of interest accruals.

Other Real Estate Owned

Other Real Estate Owned

        Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal). Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for loan probable losses, if necessary. Any subsequent write-downs are charged against other non-interest expense. Other real estate owned totaled $100,106,000 and $86,626,000 at December 31, 2012 and 2011, respectively. Other real estate owned is included in other assets.

Bank Premises and Equipment

Bank Premises and Equipment

        Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on straight-line and accelerated methods over the estimated useful lives of the assets. Repairs and maintenance are charged to operations as incurred and expenditures for renewals and betterments are capitalized.

Other Investments

Other Investments

        Other investments include equity investments in non-financial companies, bank owned life insurance, as well as equity securities with no readily determinable fair market value. Equity investments are accounted for using the equity method of accounting. Equity securities with no readily determinable fair value are accounted for using the cost method.

Income Taxes

Income Taxes

        Deferred income tax assets and liabilities are determined using the asset and liability method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The Company files a consolidated federal income tax return with its subsidiaries.

        Recognition of deferred tax assets is based on management's assessment that the benefit related to certain temporary differences, tax operating loss carry forwards, and tax credits are more likely than not to be realized. A valuation allowance is recorded for the amount of the deferred tax items for which it is more likely than not that the tax benefits will not be realized.

        The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2012 and 2011, respectively, after evaluating all uncertain tax positions, the Company has recorded no liability for unrecognized tax benefits at the end of the reporting period. The Company would recognize any interest accrued on unrecognized tax benefits as other interest expense and penalties as other non-interest expense. During the years ended December 31, 2012, 2011 and 2010, the Company recognized no interest expense or penalties related to uncertain tax positions.

        The Company files consolidated tax returns in the U.S. Federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2009.

Stock Options

Stock Options

        Compensation expense for stock awards is based on the market price of the stock on the measurement date, which is generally the date of grant, and is recognized ratably over the service period of the award. The fair value of stock options granted was estimated, using the Black-Sholes-Merton option-pricing model. This model was developed for use in estimating the fair value of publicly traded options that have no vesting restrictions and are fully transferable. Additionally, the model requires the input of highly subjective assumptions. Because the Company's employee stock options have characteristics significantly different from those of publicly traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the Black-Scholes-Merton option-pricing model does not necessarily provide a reliable single measure of the fair value of the Company's stock options.

Net Income Per Share

Net Income Per Share

        Basic Earnings Per Share ("EPS") is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The dilutive effect of stock options is considered in earnings per share calculations, if dilutive, using the treasury stock method.

Goodwill and Identified Intangible Assets

Goodwill and Identified Intangible Assets

        Goodwill represents the excess of costs over fair value of assets of businesses acquired. Goodwill is tested for impairment at least annually or on an interim basis if an event triggering impairment may have occurred. As of October 1, 2012, after completing goodwill testing, the Company has determined that no goodwill impairment exists.

        Identified intangible assets are acquired assets that lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset, or liability. The Company's identified intangible assets relate to core deposits and contract rights. As of December 31, 2012, the Company has determined that no impairment of identified intangibles exists. Identified intangible assets with definite useful lives are amortized on an accelerated basis over their estimated life. See Note 6—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

        Long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the statement of condition and reported at the lower of the carrying value or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the statement of condition.

Consolidated Statements of Cash Flows

Consolidated Statements of Cash Flows

        For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with a maturity at date of purchase of three months or less to be cash equivalents. Also, the Company reports transactions related to deposits and loans to customers on a net basis.

Accounting for Transfers and Servicing of Financial Assets

Accounting for Transfers and Servicing of Financial Assets

        The Company accounts for transfers and servicing of financial assets and extinguishments of liabilities based on the application of a financial-components approach that focuses on control. After a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. The Company has retained mortgage servicing rights in connection with the sale of mortgage loans. Because the Company may not initially identify loans as originated for resale, all loans are initially treated as held for investment. The value of the mortgage servicing rights are reviewed periodically for impairment and are amortized in proportion to, and over the period of estimated net servicing income or net servicing losses. The value of the mortgage servicing rights is not significant to the consolidated statements of condition.

Segments of an Enterprise and Related Information

Segments of an Enterprise and Related Information

        The Company operates as one segment. The operating information used by the Company's chief executive officer for purposes of assessing performance and making operating decisions about the Company is the consolidated financial statements presented in this report. The Company has four active operating subsidiaries, namely, the bank subsidiaries, otherwise known as International Bank of Commerce, Laredo, Commerce Bank, International Bank of Commerce, Zapata and International Bank of Commerce, Brownsville.

Comprehensive Income

Comprehensive Income

        Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale.

Advertising	Advertising Advertising costs are expensed as incurred.
Reclassifications

Reclassifications

        Certain amounts in the prior year's presentations have been reclassified to conform to the current presentation. These reclassifications had no effect on previously reported net income or total assets.

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities
Amortized cost and estimated fair value by type of investment security

The amortized cost and estimated fair value by type of investment security at December 31, 2012 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400

Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$5,186,652	$94,585	$(16,033)	$5,265,204	$5,265,204
Obligations of states and political subdivisions	216,962	23,504	(1,791)	238,675	238,675
Equity securities	19,575	1,581	(20)	21,136	21,136

Total investment securities	$5,423,189	$119,670	$(17,844)	$5,525,015	$5,525,015

(1)
Included in the carrying value of residential mortgage-backed securities are $2,035,742 of mortgage-backed securities issued by Ginnie Mae, $3,196,602 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $32,860 issued by non-government entities

Amortized cost and fair value of investment securities, by contractual maturity

The amortized cost and estimated fair value of investment securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	Held to Maturity		Available for Sale
	Amortized Cost	Estimated fair value	Amortized Cost	Estimated fair value
	(Dollars in Thousands)
Due in one year or less	$1,200	$1,200	$—	$—
Due after one year through five years	1,200	1,200	—	—
Due after five years through ten years	—	—	674	765
Due after ten years	—	—	216,288	237,910
Residential mortgage-backed securities	—	—	5,186,652	5,265,204
Equity securities	—	—	19,575	21,136

Total investment securities	$2,400	$2,400	$5,423,189	$5,525,015

        The amortized cost and estimated fair value by type of investment security at December 31, 2011 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,450	$—	$—	$2,450	$2,450

Total investment securities	$2,450	$—	$—	$2,450	$2,450

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$4,851,747	$128,196	$(10,680)	$4,969,263	$4,969,263
Obligations of states and political subdivisions	211,523	14,449	(1,211)	224,761	224,761
Equity securities	18,825	1,115	(49)	19,891	19,891

Total investment securities	$5,082,095	$143,760	$(11,940)	$5,213,915	$5,213,915

(1)
Included in the carrying value of residential mortgage-backed securities are $3,008,935 of mortgage-backed securities issued by Ginnie Mae, $1,920,723 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $39,605 issued by non-government entities

Gross unrealized losses on investment securities and the related fair value

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$738,492	$(5,476)	$32,860	$(10,557)	$771,352	$(16,033)
Obligations of states and political subdivisions	5,117	(114)	10,437	(1,677)	15,554	(1,791)
Equity securities	—	—	56	(20)	56	(20)

	$743,609	$(5,590)	$43,353	$(12,254)	$786,962	$(17,844)

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2011 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$—	$—	$39,605	$(10,680)	$39,605	$(10,680)
Obligations of states and political subdivisions	9,531	(315)	3,398	(896)	12,929	(1,211)
Equity securities	3,485	(16)	42	(33)	3,527	(49)

	$13,016	$(331)	$43,045	$(11,609)	$56,061	$(11,940)

Reconciliation of credit-related impairment charges on available-for-sale investment

The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2012 (in Thousands):

Balance at December 31, 2011	$9,393
Impairment charges recognized during period	1,039

Balance at December 31, 2012	$10,432

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2011 (in Thousands):

Balance at December 31, 2010	$8,416
Impairment charges recognized during period	977

Balance at December 31, 2011	$9,393

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2010 (in Thousands):

Balance at December 31, 2009	$—
Impairment charges recognized during period	8,416

Balance at December 31, 2010	$8,416

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans
Summary of loans, by loan type

	December 31,
	2012	2011
	(Dollars in thousands)
Commercial, financial and agricultural	$2,525,380	$2,560,102
Real estate—mortgage	838,467	895,870
Real estate—construction	1,147,669	1,273,389
Consumer	74,514	94,109
Foreign	188,974	230,005

Total loans	$4,775,004	$5,053,475

Allowance for Probable Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Probable Loan Losses
Summary of the transactions in the allowance for probable loan losses, by loan class

	December 31, 2012
	Domestic						Foreign
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$26,617	$19,940	$24,227	$1,003	$4,562	$4,760	$1,724	$1,359	$84,192
Losses charge to allowance	(34,721)	(7,617)	(13,724)	—	(227)	(1,190)	(756)	(111)	(58,346)
Recoveries credited to allowance	3,547	229	220	—	13	195	184	—	4,388

Net losses charged to allowance	(31,174)	(7,388)	(13,504)	—	(214)	(995)	(572)	(111)	(53,958)
Provision (credit) charged to operations	16,189	168	11,157	(309)	42	683	137	(108)	27,959

Balance at December 31,	$11,632	$12,720	$21,880	$694	$4,390	$4,448	$1,289	$1,140	$58,193

	December 31, 2011
	Domestic						Foreign
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$22,046	$26,695	$16,340	$53	$10,059	$2,611	$6,241	$437	$84,482
Losses charge to allowance	(16,130)	(1,467)	(1,955)	—	(805)	(1,304)	(1,067)	(171)	(22,899)
Recoveries credited to allowance	4,126	171	296	—	28	300	211	159	5,291

Net losses charged to allowance	(12,004)	(1,296)	(1,659)	—	(777)	(1,004)	(856)	(12)	(17,608)
Provision (credit) charged to operations	16,575	(5,459)	9,546	950	(4,720)	3,153	(3,661)	934	17,318

Balance at December 31,	$26,617	$19,940	$24,227	$1,003	$4,562	$4,760	$1,724	$1,359	$84,192

Loans individually or collectively evaluated for impairment and related allowance, by loan class

	December 31, 2012
	(Dollars in Thousands)
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
Domestic
Commercial	$32,768	$1,477	$736,342	$10,155
Commercial real estate: other construction & land development	28,660	539	1,119,009	12,181
Commercial real estate: farmland & commercial	13,945	2,730	1,659,377	19,150
Commercial real estate: multifamily	353	—	82,595	694
Residential: first lien	3,656	—	453,075	4,390
Residential: junior lien	1,850	—	379,886	4,448
Consumer	1,326	—	73,188	1,289
Foreign	447	—	188,527	1,140

Total	$83,005	$4,746	$4,691,999	$53,447

	December 31, 2011
	(Dollars in Thousands)
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
Domestic
Commercial	$27,603	$14,402	$746,213	$12,215
Commercial real estate: other construction & land development	60,428	3,073	1,212,961	16,867
Commercial real estate: farmland & commercial	42,231	9,754	1,622,456	14,473
Commercial real estate: multifamily	411	—	121,188	1,003
Residential: first lien	2,290	23	493,432	4,539
Residential: junior lien	1,962	—	398,186	4,760
Consumer	1,334	—	92,775	1,724
Foreign	46	—	229,959	1,359

Total	$136,305	$27,252	$4,917,170	$56,940

Loans accounted on non-accrual basis, by loan class

	December 31,
	2012	2011
	(Dollars in Thousands)
Domestic
Commercial	$31,929	$26,819
Commercial real estate: other construction & land development	26,410	54,336
Commercial real estate: farmland & commercial	11,681	34,910
Commercial real estate: multifamily	353	411
Residential: first lien	1,175	1,848
Residential: junior lien	175	135
Consumer	45	46

Total non-accrual loans	$71,768	$118,505

Impaired loans, by loan class

The following tables detail key information regarding the Company's impaired loans by loan class for the year ended December 31, 2012:

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$1,633	$1,679	$1,477	$21,126	$39
Commercial real estate: other construction & land development	3,671	3,671	539	6,608	—
Commercial real estate: farmland & commercial	6,678	9,923	2,730	7,342	92

Total impaired loans with related allowance	$11,982	$15,273	$4,746	$35,076	$131

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$31,135	$31,170	$2,996	$4
Commercial real estate: other construction & land development	24,989	25,160	39,449	141
Commercial real estate: farmland & commercial	7,267	9,340	16,536	8
Commercial real estate: multifamily	353	353	381	—
Residential: first lien	3,656	3,984	2,876	60
Residential: junior lien	1,850	1,944	1,939	104
Consumer	1,326	1,330	1,193	—
Foreign	447	447	166	6

Total impaired loans with no related allowance	$71,023	$73,728	$65,536	$323

        The following tables detail key information regarding the Company's impaired loans by loan class for the year ended December 31, 2011:

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$24,108	$24,108	$14,402	$23,101	$41
Commercial real estate: other construction & land development	34,417	34,432	3,073	32,408	—
Commercial real estate: farmland & commercial	28,636	28,671	9,754	23,226	817
Residential: first lien	208	208	23	1,117	—

Total impaired loans with related allowance	$87,369	$87,419	$27,252	$79,852	$858

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$3,495	$3,500	$685	$—
Commercial real estate: other construction & land development	26,011	26,042	25,696	117
Commercial real estate: farmland & commercial	13,595	14,129	9,268	102
Commercial real estate: multifamily	411	411	439	—
Residential: first lien	2,082	2,116	1,636	27
Residential: junior lien	1,962	1,970	1,956	122
Consumer	1,334	1,337	1,239	—
Foreign	46	46	47	4

Total impaired loans with no related allowance	$48,936	$49,551	$40,966	$372

Information regarding the aging of past due loans, by loan class

	December 31, 2012
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,393	$471	$3,386	$2,689	$8,250	$760,860	$769,110
Commercial real estate: other construction & land development	1,107	2,300	24,225	497	27,632	1,120,037	1,147,669
Commercial real estate: farmland & commercial	3,127	21,272	2,310	929	26,709	1,646,613	1,673,322
Commercial real estate: multifamily	685	—	353	—	1,038	81,910	82,948
Residential: first lien	4,305	2,510	10,645	9,657	17,460	439,271	456,731
Residential: junior lien	2,035	410	259	115	2,704	379,032	381,736
Consumer	1,598	404	915	882	2,917	71,597	74,514
Foreign	2,257	1,005	264	264	3,526	185,448	188,974

Total past due loans	$19,507	$28,372	$42,357	$15,033	$90,236	$4,684,768	$4,775,004

	December 31, 2011
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$5,180	$1,369	$1,842	$1,490	$8,391	$765,425	$773,816
Commercial real estate: other construction & land development	23,426	4,360	49,887	979	77,673	1,195,716	1,273,389
Commercial real estate: farmland & commercial	9,467	10,269	7,879	1,231	27,615	1,637,072	1,664,687
Commercial real estate: multifamily	450	—	411	—	861	120,738	121,599
Residential: first lien	6,207	2,757	10,295	9,382	19,259	476,463	495,722
Residential: junior lien	1,433	378	368	320	2,179	397,969	400,148
Consumer	1,643	408	912	866	2,963	91,146	94,109
Foreign	666	53	20	20	739	229,266	230,005

Total past due loans	$48,472	$19,594	$71,614	$14,288	$139,680	$4,913,795	$5,053,475

Summary of the loan portfolio by credit quality indicator, by loan class

	December 31, 2012
	Pass	Special Review	Watch List—Pass	Watch List— Substandard	Watch List— Impaired
	(Dollars in Thousands)
Domestic
Commercial	$675,263	$4,278	$16,535	$40,266	$32,768
Commercial real estate: other construction & land development	1,038,749	55,079	2,614	22,567	28,660
Commercial real estate: farmland & commercial	1,486,572	109,144	46,316	17,345	13,945
Commercial real estate: multifamily	82,542	—	53	—	353
Residential: first lien	446,218	519	—	6,338	3,656
Residential: junior lien	378,000	77	309	1,500	1,850
Consumer	73,188	—	—	—	1,326
Foreign	188,499	—	28	—	447

Total	$4,369,031	$169,097	$65,855	$88,016	$83,005

	December 31, 2011
	Pass	Special Review	Watch List—Pass	Watch List— Substandard	Watch List— Impaired
	(Dollars in Thousands)
Domestic
Commercial	$655,154	$5,279	$6,361	$79,419	$27,603
Commercial real estate: other construction & land development	1,058,843	76,722	11,083	66,313	60,428
Commercial real estate: farmland & commercial	1,449,822	83,581	40,510	48,543	42,231
Commercial real estate: multifamily	121,188	—	—	—	411
Residential: first lien	490,924	132	974	1,402	2,290
Residential: junior lien	397,861	—	319	6	1,962
Consumer	92,714	—	41	20	1,334
Foreign	229,898	—	61	—	46

Total	$4,496,404	$165,714	$59,349	$195,703	$136,305

Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification

	Estimated useful lives	2012	2011
		(Dollars in Thousands)
Bank buildings and improvements	5 - 40 years	$433,942	$390,875
Furniture, equipment and vehicles	1 - 20 years	258,222	266,547
Land		128,695	124,694
Real estate held for future expansion:
Land, building, furniture, fixture and equipment	7 - 27 years	562	614
Less: accumulated depreciation		(340,134)	(329,680)

Bank premises and equipment, net		$481,287	$453,050

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
Schedule of the entity's indentified intangible assets

	Carrying Amount	Accumulated Amortization	Net
	(Dollars in Thousands)
December 31, 2012:
Core deposit premium	$58,675	$51,974	$6,701
Identified intangible (contract rights)	2,022	904	1,118

Total identified intangibles	$60,697	$52,878	$7,819

December 31, 2011:
Core deposit premium	$58,675	$47,632	$11,043
Identified intangible (contract rights)	1,742	595	1,147

Total identified intangibles	$60,417	$48,227	$12,190

Schedule of estimated amortization expense for each of the five succeeding fiscal years and thereafter	Fiscal year ending December 31:

Total
(in thousands)
2013	$4,633
2014	2,389
2015	452
2016	295
2017	25
Thereafter	25

Total	$7,819

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits.
Schedule of deposits

	2012	2011
	(Dollars in Thousands)
Deposits:
Demand—non-interest bearing
Domestic	$2,002,920	$1,717,286
Foreign	462,830	209,732

Total demand non-interest bearing	2,465,750	1,927,018

Savings and interest bearing demand
Domestic	2,350,872	2,221,758
Foreign	516,279	485,935

Total savings and interest bearing demand	2,867,151	2,707,693

Time, certificates of deposit
$100,000 or more
Domestic	973,824	1,022,450
Foreign	1,025,089	1,244,018
Less than $100,000
Domestic	601,766	664,111
Foreign	353,633	380,802

Total time, certificates of deposit	2,954,312	3,311,381

Total deposits	$8,287,213	$7,946,092

Schedule of deposits and related interest expense

	2012	2011	2010
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$4,487	$6,549	$7,771
Foreign	801	1,234	1,612

Total savings and interest bearing demand	5,288	7,783	9,383

Time, certificates of deposit
$100,000 or more
Domestic	8,263	10,299	14,839
Foreign	9,148	11,512	17,084
Less than $100,000
Domestic	4,945	7,468	11,416
Foreign	1,617	2,277	3,628

Total time, certificates of deposit	23,973	31,556	46,967

Total interest expense on deposits	$29,261	$39,339	$56,350

Scheduled maturities of time deposits	Scheduled maturities of time deposits as of December 31, 2012 were as follows:

Total
(in thousands)
2013	$2,623,178
2014	224,606
2015	72,214
2016	27,437
2017	6,478
Thereafter	399

Total	$2,954,312

Scheduled maturities of time deposits in amounts of $100,000 or more

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2012, were as follows:

Due within 3 months or less	$718,867
Due after 3 months and within 6 months	527,526
Due after 6 months and within 12 months	535,414
Due after 12 months	217,106

$1,998,913

Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements

Further information related to repurchase agreements at December 31, 2012 and 2011 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of Securities Sold	Fair Value of Securities Sold	Balance of Liability	Weighted Average Interest Rate
	(Dollars in Thousands)
December 31, 2012 term:
Overnight agreements	$340,711	$350,933	$263,992.28%
1 to 29 days	10,378	10,910	6,992	1.10
30 to 90 days	33,619	35,097	22,078	1.05
Over 90 days	1,033,957	1,062,897	836,617	3.73

Total	$1,418,665	$1,459,837	$1,129,679	2.85%

December 31, 2011 term:
Overnight agreements	$377,620	$388,304	$245,026.32%
1 to 29 days	13,772	14,227	10,263	1.13
30 to 90 days	45,512	48,177	30,095	1.12
Over 90 days	1,236,021	1,285,811	1,063,245	3.72

Total	$1,672,925	$1,736,519	$1,348,629	3.02%

Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2012
Other Borrowed Funds
Schedule of other borrowed funds

	December 31,
	2012	2011
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$742,500	$487,500
Rate on balance outstanding at year end	.15%	.18%
Average daily balance	$412,919	$733,559
Average rate	.19%	.19%
Maximum amount outstanding at any month end	$1,005,500	$1,235,900
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$6,527	$6,661
Rate on balance outstanding at year end	3.51%	3.51%
Average daily balance	$6,590	$6,721
Average rate	3.51%	3.51%
Maximum amount outstanding at any month end	$6,650	$6,780
(1)
The amortization of the long-term advances is approximately $149 per year for each of the next five years and the final maturity date is January 3, 2028.

Junior Subordinated Deferrable Interest Debentures (Tables)	12 Months Ended
Dec. 31, 2012
Junior Subordinated Deferrable Interest Debentures
Junior subordinated deferrable interest debentures, major types of business trusts

The following table illustrates key information about each of the Debentures and their interest rates at December 31, 2012:

	Junior Subordinated Deferrable Interest Debentures	Repricing Frequency	Interest Rate	Interest Rate Index(1)	Maturity Date	Optional Redemption Date(1)
	(in thousands)
Trust VI	$25,774	Quarterly	3.76%	LIBOR + 3.45	November 2032	February 2008
Trust VII	10,310	Quarterly	3.56%	LIBOR + 3.25	April 2033	April 2008
Trust VIII	25,774	Quarterly	3.39%	LIBOR + 3.05	October 2033	October 2008
Trust IX	41,238	Quarterly	1.98%	LIBOR + 1.62	October 2036	October 2011
Trust X	34,021	Quarterly	1.96%	LIBOR + 1.65	February 2037	February 2012
Trust XI	32,990	Quarterly	1.98%	LIBOR + 1.62	July 2037	July 2012
Trust XII	20,619	Quarterly	1.76%	LIBOR + 1.45	September 2037	September 2012

	$190,726

(1)
The Capital Securities may be redeemed in whole or in part on any interest payment date after the Optional Redemption Date.

Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per Share ("EPS")
Schedule of calculation of the basic EPS and the diluted EPS

	Net Income (Numerator)	Shares (Denominator)	Per Share Amount
	(Dollars in Thousands, Except Per Share Amounts)
December 31, 2012:
Basic EPS
Net income available to common shareholders	$93,473	67,236,681	$1.39
Potential dilutive common shares	—	77,282

Diluted EPS	$93,473	67,313,963	$1.39

December 31, 2011:
Basic EPS
Net income available to common shareholders	$113,869	67,506,554	$1.69
Potential dilutive common shares	—	62,914

Diluted EPS	$113,869	67,569,468	$1.69

December 31, 2010:
Basic EPS
Net income available to common shareholders	$116,897	67,921,353	$1.72
Potential dilutive common shares	—	83,088

Diluted EPS	$116,897	68,004,441	$1.72

International Operations (Tables)	12 Months Ended
Dec. 31, 2012
International Operations
Summary of assets attributable to international operations

	2012	2011
	(Dollars in Thousands)
Loans:
Commercial	$148,770	$185,287
Others	40,204	44,718

	188,974	230,005
Less allowance for probable loan losses	(1,140)	(1,359)

Net loans	$187,834	$228,646

Accrued interest receivable	$902	$1,064

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of current and deferred portions of net income tax expense

	2012	2011	2010
	(Dollars in Thousands)
Current
U.S.	$40,375	$61,279	$70,338
State	2,234	5,083	4,129
Foreign	33	15	22

Total current taxes	42,642	66,377	74,489

Deferred
U.S.	7,928	(2,296)	(3,394)
State	(5)	(3)	(138)

Total deferred taxes	7,923	(2,299)	(3,532)

Total income taxes	$50,565	$64,078	$70,957

Schedule of income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes

	2012	2011	2010
	(Dollars in Thousands)
Computed expected tax expense	$55,634	$66,941	$70,355
Change in taxes resulting from:
Tax-exempt interest income	(4,381)	(3,682)	(2,813)
State tax, net of federal income taxes and tax credit	1,446	3,302	2,594
Tax refunds	—	—	(2,143)
Litigation expense	—	—	5,375
Other investment income	(2,691)	(3,083)	(3,172)
Other	557	600	761

Actual tax expense	$50,565	$64,078	$70,957

Schedule of tax effects of temporary difference that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	2012	2011
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$24,323	$34,035
Other real estate owned	3,919	3,774
Impairment charges on available-for-sale securities	3,611	3,288
Accrued expenses	137	514
Other	5,549	5,189

Total deferred tax assets	37,539	46,800

Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(21,529)	(23,313)
Net unrealized gains on available for sale investment securities	(36,156)	(47,252)
Identified intangible assets and goodwill	(18,133)	(18,430)
Other	(10,182)	(9,439)

Total deferred tax liabilities	(86,000)	(98,434)

Net deferred tax liability	$(48,461)	$(51,634)

Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options
Schedule of Black-Scholes-Merton option valuation model assumptions

	2012	2011
Expected Life (Years)	7.63	6.13
Dividend yield	2.33%	2.58%
Interest rate	1.58%	1.39%
Volatility	47.30%	49.21%

Summary of option activity under stock option plans

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
				(in Thousands)
Options outstanding at December 31, 2011	844,721	$19.08
Plus: Options granted	42,500	17.14
Less:
Options exercised	4,865	10.49
Options expired	—	—
Options forfeited	87,479	19.08

Options outstanding at December 31, 2012	794,877	$19.03	3.77	$2,093

Options fully vested and exercisable at December 31, 2012	403,546	$23.60	1.78	$445

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2012	2011	2010
Weighted average grant date fair value of stock options granted	$8.71	$5.51	$—
Total fair value of stock options vested	$524,000	$661,000	$551,000
Total intrinsic value of stock options exercised	$41,000	$27,000	$2,000

Commitments, Contingent Liabilities and Other Matters (Tables)	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities and Other Matters
Schedule of future minimum lease payments due under non-cancellable operating leases

Future minimum lease payments due under non-cancellable operating leases at December 31, 2012 were as follows:

        Fiscal year ending:

Total
(in thousands)
2013	$4,580
2014	3,330
2015	2,209
2016	1,628
2017	519
Thereafter	431

Total	$12,697

Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk
Schedule of financial amounts of instruments, whose contract amounts represent credit risks

At December 31, 2012, the following financial amounts of instruments, whose contract amounts represent credit risks, were outstanding:

Commitments to extend credit	$1,481,285,000
Credit card lines	66,243,000
Standby letters of credit	89,129,000
Commercial letters of credit	13,753,000

Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Capital Requirements
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

The Company's and the bank subsidiaries' actual capital amounts and ratios for 2012 are presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2012:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,328,089	20.60%	$515,695	8.00%	N/A	N/A
International Bank of Commerce, Laredo	945,384	17.19	440,038	8.00	$550,048	10.00%
International Bank of Commerce, Brownsville	128,788	27.36	37,659	8.00	47,074	10.00
International Bank of Commerce, Zapata	54,542	33.14	13,166	8.00	16,458	10.00
Commerce Bank	60,982	34.52	14,131	8.00	17,664	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,266,799	19.65%	$257,848	4.00%	N/A	N/A
International Bank of Commerce, Laredo	892,888	16.23	220,019	4.00	$330,029	6.00%
International Bank of Commerce, Brownsville	123,361	26.21	18,830	4.00	28,245	6.00
International Bank of Commerce, Zapata	52,967	32.18	6,583	4.00	9,875	6.00
Commerce Bank	59,200	33.52	7,065	4.00	10,598	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,266,799	10.86%	$466,624	4.00%	N/A	N/A
International Bank of Commerce, Laredo	892,888	9.26	385,621	4.00	$482,026	5.00%
International Bank of Commerce, Brownsville	123,361	13.79	35,787	4.00	44,734	5.00
International Bank of Commerce, Zapata	52,967	10.64	19,918	4.00	24,897	5.00
Commerce Bank	59,200	11.27	21,004	4.00	26,255	5.00

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2011 are also presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2011:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,485,833	23.99%	$495,483	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,026,163	19.64	417,943	8.00	$522,429	10.00%
International Bank of Commerce, Brownsville	123,780	25.77	38,423	8.00	48,029	10.00
International Bank of Commerce, Zapata	58,295	36.58	12,750	8.00	15,937	10.00
Commerce Bank	65,697	37.60	13,976	8.00	17,470	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,407,989	22.73%	$247,742	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	18.45	208,972	4.00	$313,458	6.00%
International Bank of Commerce, Brownsville	117,707	24.51	19,212	4.00	28,817	6.00
International Bank of Commerce, Zapata	56,336	35.35	6,375	4.00	9,562	6.00
Commerce Bank	63,462	36.33	6,988	4.00	10,482	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,407,989	12.74%	$441,975	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	10.65	362,263	4.00	$452,829	5.00%
International Bank of Commerce, Brownsville	117,707	13.52	34,835	4.00	43,544	5.00
International Bank of Commerce, Zapata	56,336	12.21	18,463	4.00	23,079	5.00
Commerce Bank	63,462	11.94	21,262	4.00	26,578	5.00

Fair Value (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value
Assets and liabilities measured at fair value on a recurring basis

The following table represents assets and liabilities reported on the consolidated statements of condition at their fair value as of December 31, 2012 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$5,265,204	$—	$5,232,344	$32,860
States and political subdivisions	238,675	—	238,675	—
Other	21,136	21,136	—	—

	$5,525,015	$21,136	$5,471,019	$32,860

        The following table represents assets and liabilities reported on the consolidated balance sheets at their fair value as of December 31, 2011 by level within the fair value measurement hierarchy.

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$4,969,263	$—	$4,929,658	$39,605
States and political subdivisions	224,761	—	224,761	—
Other	19,891	19,891	—	—

	$5,213,915	$19,891	$5,154,419	$39,605

Reconciliation of activity for mortgage-backed securities on a net basis

The following table presents a reconciliation of activity for such mortgage-backed securities on a net basis (Dollars in thousands):

Balance at December 31, 2011	$39,605
Principal paydowns	(5,829)
Total unrealized gains (losses) included in:
Other comprehensive income	123
Impairment realized in earnings	(1,039)

Balance at December 31, 2012	$32,860

Assets measured at fair value on a non-recurring basis

The following table represents assets measured at fair value on a non-recurring basis as of and for the period ended December 31, 2012 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$11,981	$—	$—	$11,981	$295
Other real estate owned	18,749	—	—	18,749	—

        The following table represents assets measured at fair value on a non-recurring basis as of and for the year ended December 31, 2011 by level within the fair value measurement hierarchy:

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$81,723	$—	$—	$81,723	$15,457
Other real estate owned	34,631	—	—	34,631	9,509

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Tables)	12 Months Ended
Dec. 31, 2012
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
Schedule of condensed statements of condition of Parent Company

(Dollars in Thousands)

	2012	2011
ASSETS
Cash	$1,539	$13,668
Other investments	63,044	70,318
Notes receivable	409	495
Investment in subsidiaries	1,573,679	1,712,336
Other assets	617	1,567

Total assets	$1,639,288	$1,798,384

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$190,726	$190,726
Due to IBC Trading	21	21
Other liabilities	12,833	7,472

Total liabilities	203,580	198,219

Shareholders' equity:
Preferred shares	—	210,548
Common shares	95,725	95,720
Surplus	163,287	162,767
Retained earnings	1,369,543	1,302,964
Accumulated other comprehensive income	65,662	84,959

	1,694,217	1,856,958
Less cost of shares in treasury	(258,509)	(256,793)

Total shareholders' equity	1,435,708	1,600,165

Total liabilities and shareholders' equity	$1,639,288	$1,798,384

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Tables)	12 Months Ended
Dec. 31, 2012
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
Schedule of condensed statements of income of Parent Company

(Dollars in Thousands)

	2012	2011	2010
Income:
Dividends from subsidiaries	$229,250	$54,800	$51,720
Interest income on notes receivable	27	19	5
Interest income on other investments	6,759	7,517	10,090
Other interest income	18	69	546
Other	686	41	(742)

Total income	236,740	62,446	61,619
Expenses:
Interest expense (Debentures)	6,595	11,073	12,201
Other	3,867	6,543	3,408

Total expenses	10,462	17,616	15,609

Income before federal income taxes and equity in undistributed net income of subsidiaries	226,278	44,830	46,010
Income tax benefit	(738)	(3,513)	(2,090)

Income before equity in undistributed net income of subsidiaries	227,016	48,343	48,100
Equity in (distributed) undistributed net income of subsidiaries	(119,181)	78,806	81,923

Net income	107,835	127,149	130,023

Preferred stock dividends and discount accretion	14,362	13,280	13,126

Net income available to common shareholders	$93,473	$113,869	$116,897

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2012
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
Schedule of condensed statements of cash flows of Parent Company

(Dollars in Thousands)

	2012	2011	2010
Operating activities:
Net income	$107,835	$127,149	$130,023
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures	—	9	35
Investment securities transactions, net	—	2	1,135
Accretion of investment securities discounts	—	—	(232)
Stock compensation expense	474	387	534
Increase (decrease) in other liabilities	6,711	(3,234)	4,976
Equity in distributed (undistributed) net income of subsidiaries	119,181	(78,806)	(81,923)

Net cash provided by operating activities	234,201	45,507	54,548

Investing activities:
Principal collected on mortgage-backed securities	1,985	1,355	3,324
Net decrease (increase) in notes receivable	86	(245)	(150)
Decrease (increase) in other assets and other investments	6,418	(4,193)	(8,311)

Net cash provided by (used in) investing activities	8,489	(3,083)	(5,137)

Financing activities:
Repayment of trust preferred securities	—	(10,400)	—
Redemption of preferred shares	(216,000)
Proceeds from stock transactions	51	113	484
Payments of cash dividends—common	(26,894)	(25,648)	(24,444)
Payments of cash dividends—preferred	(10,260)	(10,800)	(10,800)
Purchase of treasury stock	(1,716)	(6,435)	(6,949)

Net cash used in financing activities	(254,819)	(53,170)	(41,709)

(Decrease) increase in cash	(12,129)	(10,746)	7,702
Cash at beginning of year	13,668	24,414	16,712

Cash at end of year	$1,539	$13,668	$24,414

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Summary of Significant Accounting Policies
Number of insurance-related subsidiaries	2
Investment Securities
Number of components in which other-than-temporary impairment is segregated	2
Non-Accrual Loans
Period of charge off for past due unsecured commercial loans	90 days
Minimum period that past due unsecured loans outstanding may not be placed on nonaccrual status under special circumstances	90 days
Maximum period of non-consumer loans outstanding that is used to evaluate whether loans should be placed on non-accrual status	90 days
Other Real Estate Owned
Other real estate owned	$ 100,106	$ 86,626
Income Taxes
Percentage of likelihood of realization of recognized tax benefit	50.00%
Consolidated Statements of Cash Flows
Maximum term of maturity to classify short term investments as cash equivalents	3 months
Segments of an Enterprise and Related Information
Number of operating segments	1
Number of active operating bank subsidiaries	4

Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity securities
Amortized Cost	$ 2,400	$ 2,450
Estimated Fair Value	2,400	2,450
Carrying Value	2,400	2,450
Available-for-sale securities
Amortized Cost	5,423,189	5,082,095
Gross Unrealized Gains	119,670	143,760
Gross Unrealized Losses	(17,844)	(11,940)
Estimated Fair Value	5,525,015	5,213,915
Carrying Value	5,525,015	5,213,915
Other securities
Held-to-maturity securities
Amortized Cost	2,400	2,450
Estimated Fair Value	2,400	2,450
Carrying Value	2,400	2,450
Residential mortgage-backed securities
Available-for-sale securities
Amortized Cost	5,186,652	4,851,747
Gross Unrealized Gains	94,585	128,196
Gross Unrealized Losses	(16,033)	(10,680)
Estimated Fair Value	5,265,204	4,969,263
Carrying Value	5,265,204	4,969,263
Mortgage-backed securities by Ginnie Mae
Available-for-sale securities
Carrying Value	2,035,742	3,008,935
Mortgage-backed securities by Fannie Mae and Freddie Mac
Available-for-sale securities
Carrying Value	3,196,602	1,920,723
Mortgage-backed securities by non-government entities
Available-for-sale securities
Carrying Value	32,860	39,605
Obligations of states and political subdivisions
Available-for-sale securities
Amortized Cost	216,962	211,523
Gross Unrealized Gains	23,504	14,449
Gross Unrealized Losses	(1,791)	(1,211)
Estimated Fair Value	238,675	224,761
Carrying Value	238,675	224,761
Equity Securities
Available-for-sale securities
Amortized Cost	19,575	18,825
Gross Unrealized Gains	1,581	1,115
Gross Unrealized Losses	(20)	(49)
Estimated Fair Value	21,136	19,891
Carrying Value	$ 21,136	$ 19,891

Investment Securities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Held-to-maturity debt securities amortized cost disclosures
Due in one year or less, held-to-maturity debt securities amortized cost	$ 1,200,000
Due after one year through five years, held-to-maturity debt securities amortized cost	1,200,000
Amortized cost, held-to-maturity debt securities	2,400,000
Held-to-maturity debt securities, Estimated fair value disclosures
Due in one year or less, held-to-maturity debt securities, Estimated fair value	1,200,000
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	1,200,000
Estimated fair value, held-to-maturity debt securities	2,400,000
Available-for-sale debt securities amortized cost disclosures
Due after five years through ten years, available-for-sale debt securities amortized cost	674,000
Due after ten years, available-for-sale debt securities amortized cost	216,288,000
Residential mortgage-backed securities, amortized cost	5,186,652,000
Equity securities, amortized cost	19,575,000
Amortized cost, Available for sale securities	5,423,189,000	5,082,095,000
Available for sale debt securities, Estimated Fair Value Disclosures
Due after five years through ten years, available-for-sale debt securities, Estimated Fair Value	765,000
Due after ten years, available-for-sale debt securities, Estimated Fair Value	237,910,000
Residential mortgage-backed securities, Estimated Fair Value	5,265,204,000
Equity securities, Estimated Fair Value	21,136,000
Estimated fair value, Available for sale securities	5,525,015,000	5,213,915,000
Amortized cost of available for sale investment securities pledged	2,323,648,000
Fair value of available for sale investment securities pledged	2,393,435,000
Proceeds from sales and calls of available for sale securities	1,382,231,000	1,102,849,000	1,149,021,000
Proceeds from sales of mortgage-backed securities	1,338,723,000	1,095,815,000	1,133,610,000
Gross gains realized on sales	38,447,000	17,318,000	33,223,000
Gross losses realized on sales	1,000	33,000	14,000
Impairment charges on available for sale securities	1,039,000	977,000	8,416,000
Impairment charges on available-for-sale investment securities, after tax	$ 675,000	$ 635,000	$ 5,470,000

Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available for sale:
Fair value, less than 12 months	$ 743,609	$ 13,016
Unrealized losses, less than 12 months	(5,590)	(331)
Fair value, 12 months or more	43,353	43,045
Unrealized losses, 12 months or more	(12,254)	(11,609)
Fair value, total	786,962	56,061
Unrealized losses, total	(17,844)	(11,940)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	738,492
Unrealized losses, less than 12 months	(5,476)
Fair value, 12 months or more	32,860	39,605
Unrealized losses, 12 months or more	(10,557)	(10,680)
Fair value, total	771,352	39,605
Unrealized losses, total	(16,033)	(10,680)
Obligations of states and political subdivisions
Available for sale:
Fair value, less than 12 months	5,117	9,531
Unrealized losses, less than 12 months	(114)	(315)
Fair value, 12 months or more	10,437	3,398
Unrealized losses, 12 months or more	(1,677)	(896)
Fair value, total	15,554	12,929
Unrealized losses, total	(1,791)	(1,211)
Equity Securities
Available for sale:
Fair value, less than 12 months		3,485
Unrealized losses, less than 12 months		(16)
Fair value, 12 months or more	56	42
Unrealized losses, 12 months or more	(20)	(33)
Fair value, total	56	3,527
Unrealized losses, total	$ (20)	$ (49)

Investment Securities (Details 4) (Available for sale investments, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available for sale investments
Reconciliation of credit-related impairment charges on investments recognized in earnings
Balance at the beginning	$ 9,393	$ 8,416
Impairment charges recognized in earnings during period	1,039	977	8,416
Balance at the end	$ 10,432	$ 9,393	$ 8,416

Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of loans, by loan type
Total loans	$ 4,775,004	$ 5,053,475
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	2,525,380	2,560,102
Real estate - mortgage
Summary of loans, by loan type
Total loans	838,467	895,870
Real estate - construction
Summary of loans, by loan type
Total loans	1,147,669	1,273,389
Consumer
Summary of loans, by loan type
Total loans	74,514	94,109
Foreign
Summary of loans, by loan type
Total loans	$ 188,974	$ 230,005

Allowance for Probable Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for probable loan losses
Balance at the beginning of the period	$ 84,192	$ 84,482
Losses charged to allowance	(58,346)	(22,899)
Recoveries credited to allowance	4,388	5,291
Net losses charged to allowance	(53,958)	(17,608)
Provision (credit) charged to operations	27,959	17,318
Balance at the end of the period	58,193	84,192
Commercial
Allowance for probable loan losses
Balance at the beginning of the period	26,617	22,046
Losses charged to allowance	(34,721)	(16,130)
Recoveries credited to allowance	3,547	4,126
Net losses charged to allowance	(31,174)	(12,004)
Provision (credit) charged to operations	16,189	16,575
Balance at the end of the period	11,632	26,617
Commercial real estate: other construction and land development
Allowance for probable loan losses
Balance at the beginning of the period	19,940	26,695
Losses charged to allowance	(7,617)	(1,467)
Recoveries credited to allowance	229	171
Net losses charged to allowance	(7,388)	(1,296)
Provision (credit) charged to operations	168	(5,459)
Balance at the end of the period	12,720	19,940
Risks related to family development loans
Minimum number of family development loans	1
Maximum number of family development loans	4
Commercial real estate: farmland and commercial
Allowance for probable loan losses
Balance at the beginning of the period	24,227	16,340
Losses charged to allowance	(13,724)	(1,955)
Recoveries credited to allowance	220	296
Net losses charged to allowance	(13,504)	(1,659)
Provision (credit) charged to operations	11,157	9,546
Balance at the end of the period	21,880	24,227
Commercial real estate: multifamily
Allowance for probable loan losses
Balance at the beginning of the period	1,003	53
Provision (credit) charged to operations	(309)	950
Balance at the end of the period	694	1,003
Residential: first lien
Allowance for probable loan losses
Balance at the beginning of the period	4,562	10,059
Losses charged to allowance	(227)	(805)
Recoveries credited to allowance	13	28
Net losses charged to allowance	(214)	(777)
Provision (credit) charged to operations	42	(4,720)
Balance at the end of the period	4,390	4,562
Residential: junior lien
Allowance for probable loan losses
Balance at the beginning of the period	4,760	2,611
Losses charged to allowance	(1,190)	(1,304)
Recoveries credited to allowance	195	300
Net losses charged to allowance	(995)	(1,004)
Provision (credit) charged to operations	683	3,153
Balance at the end of the period	4,448	4,760
Consumer
Allowance for probable loan losses
Balance at the beginning of the period	1,724	6,241
Losses charged to allowance	(756)	(1,067)
Recoveries credited to allowance	184	211
Net losses charged to allowance	(572)	(856)
Provision (credit) charged to operations	137	(3,661)
Balance at the end of the period	1,289	1,724
Foreign
Allowance for probable loan losses
Balance at the beginning of the period	1,359	437
Losses charged to allowance	(111)	(171)
Recoveries credited to allowance		159
Net losses charged to allowance	(111)	(12)
Provision (credit) charged to operations	(108)	934
Balance at the end of the period	$ 1,140	$ 1,359

Allowance for Probable Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	$ 83,005	$ 136,305
Loans individually evaluated for impairment, Allowance	4,746	27,252
Loans collectively evaluated for impairment, Recorded Investment	4,691,999	4,917,170
Loans collectively evaluated for impairment, Allowance	53,447	56,940
Commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	32,768	27,603
Loans individually evaluated for impairment, Allowance	1,477	14,402
Loans collectively evaluated for impairment, Recorded Investment	736,342	746,213
Loans collectively evaluated for impairment, Allowance	10,155	12,215
Commercial real estate: other construction and land development
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	28,660	60,428
Loans individually evaluated for impairment, Allowance	539	3,073
Loans collectively evaluated for impairment, Recorded Investment	1,119,009	1,212,961
Loans collectively evaluated for impairment, Allowance	12,181	16,867
Commercial real estate: farmland and commercial
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	13,945	42,231
Loans individually evaluated for impairment, Allowance	2,730	9,754
Loans collectively evaluated for impairment, Recorded Investment	1,659,377	1,622,456
Loans collectively evaluated for impairment, Allowance	19,150	14,473
Commercial real estate: multifamily
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	353	411
Loans collectively evaluated for impairment, Recorded Investment	82,595	121,188
Loans collectively evaluated for impairment, Allowance	694	1,003
Residential: first lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	3,656	2,290
Loans individually evaluated for impairment, Allowance		23
Loans collectively evaluated for impairment, Recorded Investment	453,075	493,432
Loans collectively evaluated for impairment, Allowance	4,390	4,539
Residential: junior lien
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	1,850	1,962
Loans collectively evaluated for impairment, Recorded Investment	379,886	398,186
Loans collectively evaluated for impairment, Allowance	4,448	4,760
Consumer
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	1,326	1,334
Loans collectively evaluated for impairment, Recorded Investment	73,188	92,775
Loans collectively evaluated for impairment, Allowance	1,289	1,724
Foreign
Loan loss allowances, impaired financing receivable, evaluated individually or collectively
Loans individually evaluated for impairment, Recorded Investment	447	46
Loans collectively evaluated for impairment, Recorded Investment	188,527	229,959
Loans collectively evaluated for impairment, Allowance	$ 1,140	$ 1,359

Allowance for Probable Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 71,768	$ 118,505	$ 108,030
Reduced interest income on non-accrual loans	2,549	4,114	3,750
Accruing loans contractually past due 90 days or more as to principal or interest payments	15,033	14,288	19,848
Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	31,929	26,819
Accruing loans contractually past due 90 days or more as to principal or interest payments	2,689	1,490
Commercial real estate: other construction and land development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	26,410	54,336
Accruing loans contractually past due 90 days or more as to principal or interest payments	497	979
Commercial real estate: farmland and commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	11,681	34,910
Accruing loans contractually past due 90 days or more as to principal or interest payments	929	1,231
Commercial real estate: multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	353	411
Residential: first lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	1,175	1,848
Accruing loans contractually past due 90 days or more as to principal or interest payments	9,657	9,382
Residential: junior lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	175	135
Accruing loans contractually past due 90 days or more as to principal or interest payments	115	320
Consumer
Loan loss allowances, financing receivable past due
Non-accrual loans, total	45	46
Accruing loans contractually past due 90 days or more as to principal or interest payments	882	866
Foreign
Loan loss allowances, financing receivable past due
Accruing loans contractually past due 90 days or more as to principal or interest payments	$ 264	$ 20

Allowance for Probable Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income recognized:
Period of charge off for past due unsecured commercial loans	90 days
Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	$ 11,982	$ 87,369
Total impaired loans with no related allowance	71,023	48,936
Unpaid principal balance:
Total impaired loans with an allowance recorded	15,273	87,419
Total impaired loans with no related allowance recorded	73,728	49,551
Related Allowance	4,746	27,252
Average recorded investment:
Total impaired loans with an allowance recorded	35,076	79,852
Total impaired loans with no related allowance recorded	65,536	40,966
Interest income recognized:
Total impaired loans with an allowance recorded	131	858
Total impaired loans with no related allowance recorded	323	372
Commercial | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	1,633	24,108
Total impaired loans with no related allowance	31,135	3,495
Unpaid principal balance:
Total impaired loans with an allowance recorded	1,679	24,108
Total impaired loans with no related allowance recorded	31,170	3,500
Related Allowance	1,477	14,402
Average recorded investment:
Total impaired loans with an allowance recorded	21,126	23,101
Total impaired loans with no related allowance recorded	2,996	685
Interest income recognized:
Total impaired loans with an allowance recorded	39	41
Total impaired loans with no related allowance recorded	4
Commercial real estate: other construction and land development | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	3,671	34,417
Total impaired loans with no related allowance	24,989	26,011
Unpaid principal balance:
Total impaired loans with an allowance recorded	3,671	34,432
Total impaired loans with no related allowance recorded	25,160	26,042
Related Allowance	539	3,073
Average recorded investment:
Total impaired loans with an allowance recorded	6,608	32,408
Total impaired loans with no related allowance recorded	39,449	25,696
Interest income recognized:
Total impaired loans with no related allowance recorded	141	117
Commercial real estate: farmland and commercial | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance	6,678	28,636
Total impaired loans with no related allowance	7,267	13,595
Unpaid principal balance:
Total impaired loans with an allowance recorded	9,923	28,671
Total impaired loans with no related allowance recorded	9,340	14,129
Related Allowance	2,730	9,754
Average recorded investment:
Total impaired loans with an allowance recorded	7,342	23,226
Total impaired loans with no related allowance recorded	16,536	9,268
Interest income recognized:
Total impaired loans with an allowance recorded	92	817
Total impaired loans with no related allowance recorded	8	102
Commercial real estate: multifamily | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	353	411
Unpaid principal balance:
Total impaired loans with no related allowance recorded	353	411
Average recorded investment:
Total impaired loans with no related allowance recorded	381	439
Residential: first lien | Class of financing receivable
Recorded investment:
Total impaired loans with related allowance		208
Total impaired loans with no related allowance	3,656	2,082
Unpaid principal balance:
Total impaired loans with an allowance recorded		208
Total impaired loans with no related allowance recorded	3,984	2,116
Related Allowance		23
Average recorded investment:
Total impaired loans with an allowance recorded		1,117
Total impaired loans with no related allowance recorded	2,876	1,636
Interest income recognized:
Total impaired loans with no related allowance recorded	60	27
Residential: junior lien | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	1,850	1,962
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,944	1,970
Average recorded investment:
Total impaired loans with no related allowance recorded	1,939	1,956
Interest income recognized:
Total impaired loans with no related allowance recorded	104	122
Consumer | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	1,326	1,334
Unpaid principal balance:
Total impaired loans with no related allowance recorded	1,330	1,337
Average recorded investment:
Total impaired loans with no related allowance recorded	1,193	1,239
Foreign | Class of financing receivable
Recorded investment:
Total impaired loans with no related allowance	447	46
Unpaid principal balance:
Total impaired loans with no related allowance recorded	447	46
Average recorded investment:
Total impaired loans with no related allowance recorded	166	47
Interest income recognized:
Total impaired loans with no related allowance recorded	$ 6	$ 4

Allowance for Probable Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing receivable recorded investment
Past due 30-59 days	$ 19,507	$ 48,472
Past due 60-89 days	28,372	19,594
Past due 90 days or greater	42,357	71,614
Past due 90 days or greater and still accruing	15,033	14,288	19,848
Past due, total	90,236	139,680
Loans, current	4,684,768	4,913,795
Total loans	4,775,004	5,053,475
Commercial
Financing receivable recorded investment
Past due 30-59 days	4,393	5,180
Past due 60-89 days	471	1,369
Past due 90 days or greater	3,386	1,842
Past due 90 days or greater and still accruing	2,689	1,490
Past due, total	8,250	8,391
Loans, current	760,860	765,425
Total loans	769,110	773,816
Commercial real estate: other construction and land development
Financing receivable recorded investment
Past due 30-59 days	1,107	23,426
Past due 60-89 days	2,300	4,360
Past due 90 days or greater	24,225	49,887
Past due 90 days or greater and still accruing	497	979
Past due, total	27,632	77,673
Loans, current	1,120,037	1,195,716
Total loans	1,147,669	1,273,389
Commercial real estate: farmland and commercial
Financing receivable recorded investment
Past due 30-59 days	3,127	9,467
Past due 60-89 days	21,272	10,269
Past due 90 days or greater	2,310	7,879
Past due 90 days or greater and still accruing	929	1,231
Past due, total	26,709	27,615
Loans, current	1,646,613	1,637,072
Total loans	1,673,322	1,664,687
Commercial real estate: multifamily
Financing receivable recorded investment
Past due 30-59 days	685	450
Past due 90 days or greater	353	411
Past due, total	1,038	861
Loans, current	81,910	120,738
Total loans	82,948	121,599
Residential: first lien
Financing receivable recorded investment
Past due 30-59 days	4,305	6,207
Past due 60-89 days	2,510	2,757
Past due 90 days or greater	10,645	10,295
Past due 90 days or greater and still accruing	9,657	9,382
Past due, total	17,460	19,259
Loans, current	439,271	476,463
Total loans	456,731	495,722
Residential: junior lien
Financing receivable recorded investment
Past due 30-59 days	2,035	1,433
Past due 60-89 days	410	378
Past due 90 days or greater	259	368
Past due 90 days or greater and still accruing	115	320
Past due, total	2,704	2,179
Loans, current	379,032	397,969
Total loans	381,736	400,148
Consumer
Financing receivable recorded investment
Past due 30-59 days	1,598	1,643
Past due 60-89 days	404	408
Past due 90 days or greater	915	912
Past due 90 days or greater and still accruing	882	866
Past due, total	2,917	2,963
Loans, current	71,597	91,146
Total loans	74,514	94,109
Foreign
Financing receivable recorded investment
Past due 30-59 days	2,257	666
Past due 60-89 days	1,005	53
Past due 90 days or greater	264	20
Past due 90 days or greater and still accruing	264	20
Past due, total	3,526	739
Loans, current	185,448	229,266
Total loans	$ 188,974	$ 230,005

Allowance for Probable Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loan portfolio by credit quality indicator
Portfolio, total	$ 4,775,004	$ 5,053,475
Pass
Loan portfolio by credit quality indicator
Portfolio, total	4,369,031	4,496,404
Special Review
Loan portfolio by credit quality indicator
Portfolio, total	169,097	165,714
Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	65,855	59,349
Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	88,016	195,703
Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	83,005	136,305
Commercial
Loan portfolio by credit quality indicator
Portfolio, total	769,110	773,816
Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	675,263	655,154
Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	4,278	5,279
Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	16,535	6,361
Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	40,266	79,419
Commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	32,768	27,603
Commercial real estate: other construction and land development
Loan portfolio by credit quality indicator
Portfolio, total	1,147,669	1,273,389
Commercial real estate: other construction and land development | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,038,749	1,058,843
Commercial real estate: other construction and land development | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	55,079	76,722
Commercial real estate: other construction and land development | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	2,614	11,083
Commercial real estate: other construction and land development | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	22,567	66,313
Commercial real estate: other construction and land development | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	28,660	60,428
Commercial real estate: farmland and commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,673,322	1,664,687
Commercial real estate: farmland and commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,486,572	1,449,822
Commercial real estate: farmland and commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	109,144	83,581
Commercial real estate: farmland and commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	46,316	40,510
Commercial real estate: farmland and commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	17,345	48,543
Commercial real estate: farmland and commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	13,945	42,231
Commercial real estate: multifamily
Loan portfolio by credit quality indicator
Portfolio, total	82,948	121,599
Commercial real estate: multifamily | Pass
Loan portfolio by credit quality indicator
Portfolio, total	82,542	121,188
Commercial real estate: multifamily | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	53
Commercial real estate: multifamily | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	353	411
Residential: first lien
Loan portfolio by credit quality indicator
Portfolio, total	456,731	495,722
Residential: first lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	446,218	490,924
Residential: first lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	519	132
Residential: first lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total		974
Residential: first lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	6,338	1,402
Residential: first lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	3,656	2,290
Residential: junior lien
Loan portfolio by credit quality indicator
Portfolio, total	381,736	400,148
Residential: junior lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	378,000	397,861
Residential: junior lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	77
Residential: junior lien | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	309	319
Residential: junior lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	1,500	6
Residential: junior lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,850	1,962
Consumer
Loan portfolio by credit quality indicator
Portfolio, total	74,514	94,109
Consumer | Pass
Loan portfolio by credit quality indicator
Portfolio, total	73,188	92,714
Consumer | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total		41
Consumer | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total		20
Consumer | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,326	1,334
Foreign
Loan portfolio by credit quality indicator
Portfolio, total	188,974	230,005
Foreign | Pass
Loan portfolio by credit quality indicator
Portfolio, total	188,499	229,898
Foreign | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	28	61
Foreign | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	$ 447	$ 46

Bank Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Bank buildings and improvements	Dec. 31, 2011 Bank buildings and improvements	Dec. 31, 2012 Bank buildings and improvements Minimum	Dec. 31, 2012 Bank buildings and improvements Maximum	Dec. 31, 2012 Furniture, equipment and vehicles	Dec. 31, 2011 Furniture, equipment and vehicles	Dec. 31, 2012 Furniture, equipment and vehicles Minimum	Dec. 31, 2012 Furniture, equipment and vehicles Maximum	Dec. 31, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2012 Land, building, furniture, fixture and equipment	Dec. 31, 2011 Land, building, furniture, fixture and equipment	Dec. 31, 2012 Land, building, furniture, fixture and equipment Minimum	Dec. 31, 2012 Land, building, furniture, fixture and equipment Maximum
Bank premises and equipment
Bank premises and equipment, gross			$ 433,942	$ 390,875			$ 258,222	$ 266,547			$ 128,695	$ 124,694	$ 562	$ 614
Less: accumulated depreciation	(340,134)	(329,680)
Bank premises and equipment, net	$ 481,287	$ 453,050
Estimated useful lives					5 years	40 years			1 year	20 years					7 years	27 years

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Identified intangible assets
Carrying Amount	$ 60,697	$ 60,417
Accumulated Amortization	52,878	48,227
Total identified intangibles, Net	7,819	12,190
Amortization expense	4,651	5,293	5,284
Estimated amortization expense for each of the five succeeding fiscal years and thereafter
2013	4,633
2014	2,389
2015	452
2016	295
2017	25
Thereafter	25
Total	7,819
Core deposit premium
Identified intangible assets
Carrying Amount	58,675	58,675
Accumulated Amortization	51,974	47,632
Total identified intangibles, Net	6,701	11,043
Identified intangible (contract rights)
Identified intangible assets
Carrying Amount	2,022	1,742
Accumulated Amortization	904	595
Total identified intangibles, Net	$ 1,118	$ 1,147

Deposits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Demand non-interest bearing
Domestic	$ 2,002,920	$ 1,717,286
Foreign	462,830	209,732
Total demand non-interest bearing	2,465,750	1,927,018
Savings and interest bearing demand
Domestic	2,350,872	2,221,758
Foreign	516,279	485,935
Total savings and interest bearing demand	2,867,151	2,707,693
$100,000 or more
Domestic	973,824	1,022,450
Foreign	1,025,089	1,244,018
Less than $100,000
Domestic	601,766	664,111
Foreign	353,633	380,802
Total time, certificates of deposit	2,954,312	3,311,381
Total deposits	8,287,213	7,946,092
Savings and interest bearing demand
Domestic	4,487	6,549	7,771
Foreign	801	1,234	1,612
Total savings and interest bearing demand	5,288	7,783	9,383
$100,000 or more
Domestic	8,263	10,299	14,839
Foreign	9,148	11,512	17,084
Less than $100,000
Domestic	4,945	7,468	11,416
Foreign	1,617	2,277	3,628
Total time, certificates of deposit	23,973	31,556	46,967
Total interest expense on deposits	$ 29,261	$ 39,339	$ 56,350

Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled maturities of time deposits
2013	$ 2,623,178
2014	224,606
2015	72,214
2016	27,437
2017	6,478
Thereafter	399
Total time, certificates of deposit	2,954,312	3,311,381
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	718,867
Due after 3 months and within 6 months	527,526
Due after 6 months and within 12 months	535,414
Due after 12 months	217,106
Total	$ 1,998,913

Securities Sold Under Repurchase Agreements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities Sold Under Repurchase Agreements
Average outstanding amount	$ 1,276,831,000	$ 1,415,769,000
Maximum amount outstanding at any month end	1,412,744,000	1,437,480,000
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	1,418,665,000	1,672,925,000
Collateralized securities, Fair Value of Securities Sold	1,459,837,000	1,736,519,000
Repurchase Borrowing, Balance of Liability	1,129,679,000	1,348,629,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	2.85%	3.02%
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	340,711,000	377,620,000
Collateralized securities, Fair Value of Securities Sold	350,933,000	388,304,000
Repurchase Borrowing, Balance of Liability	263,992,000	245,026,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.28%	0.32%
1 to 29 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	10,378,000	13,772,000
Collateralized securities, Fair Value of Securities Sold	10,910,000	14,227,000
Repurchase Borrowing, Balance of Liability	6,992,000	10,263,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.10%	1.13%
30 to 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	33,619,000	45,512,000
Collateralized securities, Fair Value of Securities Sold	35,097,000	48,177,000
Repurchase Borrowing, Balance of Liability	22,078,000	30,095,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	1.05%	1.12%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	1,033,957,000	1,236,021,000
Collateralized securities, Fair Value of Securities Sold	1,062,897,000	1,285,811,000
Repurchase Borrowing, Balance of Liability	$ 836,617,000	$ 1,063,245,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.73%	3.72%

Other Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank advances
Balance at year end	$ 749,027	$ 494,161
Federal Home Loan Bank advances short-term
Federal Home Loan Bank advances
Balance at year end	742,500	487,500
Rate on balance outstanding at year end (as a percent)	0.15%	0.18%
Average daily balance	412,919	733,559
Average rate (as a percent)	0.19%	0.19%
Maximum amount outstanding at any month end	1,005,500	1,235,900
Federal Home Loan Bank advances long-term
Federal Home Loan Bank advances
Balance at year end	6,527	6,661
Rate on balance outstanding at year end (as a percent)	3.51%	3.51%
Average daily balance	6,590	6,721
Average rate (as a percent)	3.51%	3.51%
Maximum amount outstanding at any month end	6,650	6,780
Amortization of long-term advances for the next five years	$ 149
Period of amortization of long-term advances	5 years

Junior Subordinated Deferrable Interest Debentures (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Jul. 02, 2011 Trust I	Jun. 08, 2011 Trust I
Junior Subordinated Deferrable Interest Debentures
Number of statutory business trusts issuing trust preferred securities	8
Junior subordinated deferrable interest debentures	$ 190,726,000	$ 190,726,000
Maximum number of consecutive quarterly period available for deferral of interest payment on Trusts VI, VII, VIII, IX, X, XI and XII	20
Percentage of capital securities issued by trust qualifying as Tier I capital, maximum	25.00%
Capital securities issued by the trust, qualifying as Tier I capital	$ 190,726,000	$ 190,726,000
Junior subordinated deferrable interest debentures, major types of business trusts
Securities redeemed			One half	One half

Junior Subordinated Deferrable Interest Debentures (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Trust VI	Dec. 31, 2012 Trust VII	Dec. 31, 2012 Trust VIII	Dec. 31, 2012 Trust IX	Dec. 31, 2012 Trust X	Dec. 31, 2012 Trust XI	Dec. 31, 2012 Trust XII
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 190,726	$ 190,726	$ 25,774	$ 10,310	$ 25,774	$ 41,238	$ 34,021	$ 32,990	$ 20,619
Interest rate (as a percent)			3.76%	3.56%	3.39%	1.98%	1.96%	1.98%	1.76%
Interest rate index			LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR
Spread on interest rate index (as a percent)			3.45%	3.25%	3.05%	1.62%	1.65%	1.62%	1.45%

Earnings per Share ("EPS") (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic EPS
Net Income (Numerator)	$ 93,473	$ 113,869	$ 116,897
Shares (Denominator)	67,236,681	67,506,554	67,921,353
Per Share Amount	$ 1.39	$ 1.69	$ 1.72
Diluted EPS
Net Income (Numerator)	$ 93,473	$ 113,869	$ 116,897
Potential dilutive common shares	77,282	62,914	83,088
Shares (Denominator)	67,313,963	67,569,468	68,004,441
Per Share Amount (in dollars per share)	$ 1.39	$ 1.69	$ 1.72

Employees' Profit Sharing Plan (Details) (Deferred profit sharing plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred profit sharing plan
Employees' profit sharing plan
Minimum number of continuous employment	1 year
Profit sharing costs	$ 3,400,000	$ 3,900,000	$ 4,095,000

International Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans:
Accrued interest receivable	$ 31,034,000	$ 32,002,000
International banking services
Loans:
Commercial	148,770,000	185,287,000
Others	40,204,000	44,718,000
Total loans	188,974,000	230,005,000
Less allowance for probable loan losses	(1,140,000)	(1,359,000)
Net loans	187,834,000	228,646,000
Accrued interest receivable	902,000	1,064,000
Outstanding standby and commercial letters of credit	102,882,000
Revenues	$ 7,714,000	$ 9,870,000	$ 11,423,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
U.S.	$ 40,375	$ 61,279	$ 70,338
State	2,234	5,083	4,129
Foreign	33	15	22
Total current taxes	42,642	66,377	74,489
Deferred
U.S.	7,928	(2,296)	(3,394)
State	(5)	(3)	(138)
Total deferred taxes	7,923	(2,299)	(3,532)
Total income taxes	$ 50,565	$ 64,078	$ 70,957

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Income tax expense differences from the amount computed by applying the U.S. Federal income tax rate to income before income taxes (as a percent)	35.00%	35.00%	35.00%
Reasons for the difference of income tax expense
Computed expected tax expense	$ 55,634	$ 66,941	$ 70,355
Change in taxes resulting from:
Tax-exempt interest income	(4,381)	(3,682)	(2,813)
State tax, net of federal income taxes and tax credit	1,446	3,302	2,594
Tax refunds			(2,143)
Litigation expense			5,375
Other investment income	(2,691)	(3,083)	(3,172)
Other	557	600	761
Total income taxes	$ 50,565	$ 64,078	$ 70,957

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 24,323	$ 34,035
Other real estate owned	3,919	3,774
Impairment charges on available-for-sale securities	3,611	3,288
Accrued expenses	137	514
Other	5,549	5,189
Total deferred tax assets	37,539	46,800
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(21,529)	(23,313)
Net unrealized gains on available for sale investment securities	(36,156)	(47,252)
Identified intangible assets and goodwill	(18,133)	(18,430)
Other	(10,182)	(9,439)
Total deferred tax liabilities	(86,000)	(98,434)
Net deferred tax liability	$ (48,461)	$ (51,634)

Stock Options (Details) (2012 Plan Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 21, 2012
Stock option details
Shares available for future grants	757,500			800,000
Maximum exercisable period for options granted	10 years
Black-Scholes-Merton option valuation model assumptions
Expected Life	7 years 7 months 17 days	6 years 1 month 17 days
Dividend yield (as a percent)	2.33%	2.58%
Interest rate (as a percent)	1.58%	1.39%
Volatility (as a percent)	47.30%	49.21%
Stock option activity
Options outstanding at the beginning of the period (in shares)	844,721
Plus: Options granted (in shares)	42,500
Less:
Options exercised (in shares)	4,865
Options forfeited (in shares)	87,479
Options outstanding at the end of the period (in shares)	794,877	844,721
Options fully vested and exercisable at the end of the period (in shares)	403,546
Stock options, weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)	$ 19.08
Plus: Options granted, weighted average exercise price (in dollars per share)	$ 17.14
Less:
Options exercised, weighted average exercise price (in dollars per share)	$ 10.49
Options forfeited, weighted average exercise price (in dollars per share)	$ 19.08
Options outstanding at the end, weighted average exercise price (in dollars per share)	$ 19.03	$ 19.08
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)	$ 23.6
Stock options, weighted average remaining contractual term
Options outstanding at the end, weighted average remaining contractual term	3 years 9 months 7 days
Options fully vested and exercisable at the end, weighted average remaining contractual term	1 year 9 months 11 days
Stock options, aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value	$ 2,093,000
Options fully vested and exercisable at the end, aggregate intrinsic value	445,000
Stock-based compensation expense	474,000	387,000	534,000
Stock-based compensation cost, unrecognized, related to non-vested options	1,157,000
Stock-based compensation cost, unrecognized, related to non-vested options, weighted-average period of recognition	1 year 11 months 19 days
Other information pertaining to option activity
Weighted average grant date fair value of stock options granted (in dollars per share)	$ 8.71	$ 5.51
Total fair value of stock options vested	524,000	661,000	551,000
Total intrinsic value of stock options exercised	$ 41,000	$ 27,000	$ 2,000
Non-vested Options
Granted (in shares)	42,500
Weighted average grant-date fair value, non-vested options
Granted (in dollars per share)	$ 8.71	$ 5.51
Incentive stock options granted to 10% shareholders
Stock option details
Maximum exercisable period for options granted	5 years

Long Term Restricted Stock Units (Details) (2009 International Bancshares Corporation Long-Term Restricted Stock Unit Plan, USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2012 CPP-compliant long-term RSUs	Dec. 31, 2011 CPP-compliant long-term RSUs	Dec. 31, 2010 CPP-compliant long-term RSUs	Dec. 31, 2009 CPP-compliant long-term RSUs	Dec. 31, 2009 Restricted Stock Units (RSUs) member
Long-Term Restricted Stock Units
Minimum number of non-employee members of the Board needed to authorize restricted stock units					2
Compensation cost	$ 425,000	$ 400,000	$ 400,000	$ 250,000
Restricted stock compensation limit as a percentage to the total annual compensation of the President		33.00%

Commitments, Contingent Liabilities and Other Matters (Details) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 22, 2011 store	Feb. 29, 2012 Claims by former controlling shareholders of LFIN	Dec. 31, 2010 Claims by former controlling shareholders of LFIN	Nov. 30, 2010 Claims by former controlling shareholders of LFIN	Dec. 31, 2004 Claims by former controlling shareholders of LFIN
Commitments, Contingent Liabilities and Other Matters
Total rental expense		$ 8,300,000	$ 12,200,000	$ 12,800,000
Future minimum lease payments due under non-cancellable operating leases
2013		4,580,000
2014		3,330,000
2015		2,209,000
2016		1,628,000
2017		519,000
Thereafter		431,000
Total		12,697,000
Minimum period for non-cancellable sub-leases		1 year
Aggregate future minimum rentals to be received under non-cancellable sub-leases		61,900,000
Approximate cash maintained to satisfy regulatory reserve requirements		84,070,000	73,325,000
Commitments and Contingent Liabilities and Other Tax Matters, details
Loss contingency, amount								24,250,000	14,000,000
Deposits made against tax refund litigations							24,400,000
Payment made to former controlling shareholders of LFIN						24,400,000
Number of in store branches being closed					55
Estimated combined charges of restructuring plan before tax	$ 5,360,000

Transactions with Related Parties (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Transactions with Related Parties
Aggregate amount receivable from related parties	$ 51,102,000	$ 51,370,000

Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Maximum	Dec. 31, 2012 Commitments to extend credit	Dec. 31, 2012 Credit card lines	Dec. 31, 2012 Standby letters of credit	Dec. 31, 2012 Commercial letters of credit	Dec. 31, 2012 Unsecured letters of credit	Dec. 31, 2011 Unsecured letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks		$ 1,481,285,000	$ 66,243,000	$ 89,129,000	$ 13,753,000
Guarantee obligations, maximum exposure						89,129,000
Unsecured letters of credit						$ 28,383,000	$ 27,991,000
Credit risk commitment, maximum expiration date	1 year

Capital Requirements (Details) (USD $)	0 Months Ended	12 Months Ended			48 Months Ended
	Nov. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Capital Requirements
Series A cumulative perpetual preferred shares, issued		0	216,000		0
Series A cumulative perpetual preferred shares, par value (in dollars per share)		$ 0.01	$ 0.01		$ 0.01
Series A cumulative perpetual preferred shares, per share liquidation value (in dollars per share)		$ 1,000	$ 1,000		$ 1,000
Series A cumulative perpetual preferred shares, aggregate liquidation value		$ 216,000,000			$ 216,000,000
Senior preferred stock, dividend rate for first five years (as a percent)		5.00%
Senior preferred stock, dividend rate thereafter (as a percent)		9.00%
Warrants to purchase entity's common stock (in shares)		1,326,238			1,326,238
Warrants, exercise price (in dollars per share)		$ 24.43			$ 24.43
Warrants, term		10 years
Dividend payable by subsidiaries, maximum		520,000,000
Senior Preferred Stock held by Treasury repurchased (in shares)	216,000
Redemption of senior preferred shares		216,000,000
Preferred stock dividends to the U.S. Treasury		$ 10,260,000	$ 10,800,000	$ 10,800,000	$ 41,520,139

Capital Requirements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,328,089	$ 1,485,833
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,266,799	1,407,989
Tier 1 Capital (to Average Assets), Actual Amount	1,266,799	1,407,989
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	20.60%	23.99%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.65%	22.73%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	10.86%	12.74%
Consolidated | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	515,695	495,483
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	257,848	247,742
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	466,624	441,975
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
International Bank of Commerce, Laredo
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	945,384	1,026,163
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	892,888	964,128
Tier 1 Capital (to Average Assets), Actual Amount	892,888	964,128
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.19%	19.64%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	16.23%	18.45%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	9.26%	10.65%
International Bank of Commerce, Laredo | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	440,038	417,943
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	550,048	522,429
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	220,019	208,972
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	330,029	313,458
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	385,621	362,263
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	482,026	452,829
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Brownsville
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	128,788	123,780
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	123,361	117,707
Tier 1 Capital (to Average Assets), Actual Amount	123,361	117,707
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	27.36%	25.77%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	26.21%	24.51%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	13.79%	13.52%
International Bank of Commerce, Brownsville | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	37,659	38,423
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	47,074	48,029
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	18,830	19,212
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	28,245	28,817
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	35,787	34,835
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	44,734	43,544
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Zapata
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	54,542	58,295
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	52,967	56,336
Tier 1 Capital (to Average Assets), Actual Amount	52,967	56,336
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	33.14%	36.58%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	32.18%	35.35%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	10.64%	12.21%
International Bank of Commerce, Zapata | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	13,166	12,750
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	16,458	15,937
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	6,583	6,375
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	9,875	9,562
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	19,918	18,463
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	24,897	23,079
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
Commerce Bank
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	60,982	65,697
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	59,200	63,462
Tier 1 Capital (to Average Assets), Actual Amount	59,200	63,462
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	34.52%	37.60%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	33.52%	36.33%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	11.27%	11.94%
Commerce Bank | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	14,131	13,976
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	17,664	17,470
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	7,065	6,988
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	10,598	10,482
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	21,004	21,262
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 26,255	$ 26,578
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%

Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets:
Available for sale securities	$ 5,525,015,000	$ 5,213,915,000
Non-financial assets:
Other real estate owned	100,106,000	86,626,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Charges to allowance for probable loan losses in connection with other real estate owned	10,450,000	1,100,000
Write downs in fair value in connection with other real estate owned	0	9,509,000
Significant Unobservable Inputs (Level 3)
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%
Default rate assumptions (as a percent)	7.00%
Loss severity rate assumptions, first year (as a percent)	60.00%
Decrease in loss severity rates, following three years (as a percent)	10.00%
Loss severity rate, thereafter (as a percent)	20.00%
Significant Unobservable Inputs (Level 3) | Bond meeting the original contract terms
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	7.00%
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%
Default rate assumptions (as a percent)	1.00%
Loss severity rate assumptions, first year (as a percent)	25.00%
Significant Unobservable Inputs (Level 3) | Bond not meeting the original contract terms
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	2.00%
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%
Default rate assumptions (as a percent)	9.00%
Loss severity rate assumptions, first year (as a percent)	60.00%
Decrease in loss severity rates, following five years (as a percent)	5.00%
Loss severity rate, thereafter (as a percent)	25.00%
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value
Assets:
Available for sale securities	5,525,015,000	5,213,915,000
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | Residential mortgage-backed securities
Assets:
Available for sale securities	5,265,204,000	4,969,263,000
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | States and political subdivisions
Assets:
Available for sale securities	238,675,000	224,761,000
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | Other
Assets:
Available for sale securities	21,136,000	19,891,000
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available for sale securities	21,136,000	19,891,000
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Assets:
Available for sale securities	21,136,000	19,891,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2)
Assets:
Available for sale securities	5,471,019,000	5,154,419,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available for sale securities	5,232,344,000	4,929,658,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | States and political subdivisions
Assets:
Available for sale securities	238,675,000	224,761,000
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	32,860,000	39,605,000
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities
Assets:
Available for sale securities	32,860,000	39,605,000
Measured on a non-recurring basis:
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in provision, impaired loans	295,000	15,457,000
Change in provision, other real estate owned		9,509,000
Measured on a non-recurring basis: | Assets/Liabilities Measured at Fair Value
Assets:
Impaired Loans	11,981,000	81,723,000
Non-financial assets:
Other real estate owned	18,749,000	34,631,000
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Impaired Loans	11,981,000	81,723,000
Non-financial assets:
Other real estate owned	$ 18,749,000	$ 34,631,000
Maximum | Significant Unobservable Inputs (Level 3)
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	5.00%
Default rate assumptions for the first year, low end of range (as a percent)	11.00%
Minimum | Significant Unobservable Inputs (Level 3)
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	4.00%
Default rate assumptions for the first year, low end of range (as a percent)	10.00%

Fair Value (Details 2) (Residential mortgage-backed securities, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Residential mortgage-backed securities
Reconciliation of activity for mortgage-backed securities on a net basis
Balance at the beginning of the period	$ 39,605
Principal paydowns	(5,829)
Total unrealized gains (losses) included in:
Other comprehensive income	123
Impairment realized in earnings	(1,039)
Balance at the end of the period	$ 32,860

Fair Value (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits
Carrying amount of time deposits	$ 2,954,312,000	$ 3,311,381,000
Estimated fair value of time deposits	2,962,190,000	3,323,680,000
Securities Sold Under Repurchase Agreements
Carrying amount of long-term repurchase agreements	800,000,000	1,000,000,000
Estimated fair value of long-term repurchase agreements	932,007,000	1,161,849,000
Junior Subordinated Deferrable Interest Debentures
Carrying amount of fixed junior subordinated deferrable interest debentures		87,630,000
Estimated fair value of fixed junior subordinated deferrable interest debentures		43,403,000
Other borrowed funds
Carrying amount of the long-term FHLB borrowings	6,527,000	6,661,000
Estimated fair value of long-term FHLB borrowings	7,073,000	6,998,000
Significant Other Observable Inputs (Level 2)
Assets and liabilities reported at fair value on recurring and nonrecurring basis
Estimated fair value of fixed rate performing loans	1,126,228,000	1,200,837,000
Loans
Carrying amount of fixed rate performing loans	$ 1,189,585,000	$ 1,273,989,000

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Other investments	$ 372,739	$ 351,209
Other assets	179,936	161,133
Total assets	11,882,673	11,739,649
Liabilities:
Junior subordinated deferrable interest debentures	190,726	190,726
Other liabilities	90,320	159,876
Total liabilities	10,446,965	10,139,484
Shareholders' equity:
Preferred shares		210,548
Common shares	95,725	95,720
Surplus	163,287	162,767
Retained earnings	1,369,543	1,302,964
Accumulated other comprehensive income	65,662	84,959
Total shareholders' equity before treasury stock	1,694,217	1,856,958
Less cost of shares in treasury	(258,509)	(256,793)
Total shareholders' equity	1,435,708	1,600,165	1,459,217	1,407,470
Total liabilities and shareholders' equity	11,882,673	11,739,649
Parent Company
ASSETS
Cash	1,539	13,668
Other investments	63,044	70,318
Notes receivable	409	495
Investment in subsidiaries	1,573,679	1,712,336
Other assets	617	1,567
Total assets	1,639,288	1,798,384
Liabilities:
Junior subordinated deferrable interest debentures	190,726	190,726
Due to IBC Trading	21	21
Other liabilities	12,833	7,472
Total liabilities	203,580	198,219
Shareholders' equity:
Preferred shares		210,548
Common shares	95,725	95,720
Surplus	163,287	162,767
Retained earnings	1,369,543	1,302,964
Accumulated other comprehensive income	65,662	84,959
Total shareholders' equity before treasury stock	1,694,217	1,856,958
Less cost of shares in treasury	(258,509)	(256,793)
Total shareholders' equity	1,435,708	1,600,165
Total liabilities and shareholders' equity	$ 1,639,288	$ 1,798,384

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Other interest income	$ 503	$ 1,869	$ 2,221
Expenses:
Interest expense (Debentures)	6,595	11,073	12,201
Income before federal income taxes and equity in undistributed net income of subsidiaries	158,400	191,227	200,980
Income tax benefit	50,565	64,078	70,957
Net income	107,835	127,149	130,023
Preferred stock dividends and discount accretion	14,362	13,280	13,126
Net income available to common shareholders	93,473	113,869	116,897
Parent Company
Income:
Dividends from subsidiaries	229,250	54,800	51,720
Interest income on notes receivable	27	19	5
Interest income on other investments	6,759	7,517	10,090
Other interest income	18	69	546
Other	686	41	(742)
Total income	236,740	62,446	61,619
Expenses:
Interest expense (Debentures)	6,595	11,073	12,201
Other	3,867	6,543	3,408
Total expenses	10,462	17,616	15,609
Income before federal income taxes and equity in undistributed net income of subsidiaries	226,278	44,830	46,010
Income tax benefit	(738)	(3,513)	(2,090)
Income before equity in undistributed net income of subsidiaries	227,016	48,343	48,100
Equity in (distributed) undistributed net income of subsidiaries	(119,181)	78,806	81,923
Net income	107,835	127,149	130,023
Preferred stock dividends and discount accretion	14,362	13,280	13,126
Net income available to common shareholders	$ 93,473	$ 113,869	$ 116,897

International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) (USD $)	12 Months Ended			48 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Operating activities:
Net income	$ 107,835,000	$ 127,149,000	$ 130,023,000
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures		9,000	35,000
Investment securities transactions, net	(38,446,000)	(17,285,000)	(33,209,000)
Accretion of investment securities discounts	(3,195,000)	(2,081,000)	(1,693,000)
Stock compensation expense	474,000	387,000	534,000
Increase (decrease) in other liabilities	7,106,000	(4,966,000)	1,652,000
Net cash provided by operating activities	160,013,000	180,823,000	178,155,000
Investing activities:
Principal collected on mortgage-backed securities	1,294,197,000	999,419,000	1,085,817,000
Net cash (used in) provided by investing activities	(261,016,000)	207,133,000	(255,443,000)
Financing activities:
Redemption of Series A preferred shares	(216,000,000)
Proceeds from stock transactions	51,000	113,000	484,000
Payments of cash dividends - common	(26,894,000)	(25,648,000)	(24,444,000)
Payments of cash dividends - preferred	(10,260,000)	(10,800,000)	(10,800,000)	(41,520,139)
Purchase of treasury stock	(1,716,000)	(6,435,000)	(6,949,000)
Net cash provided by (used in) financing activities	122,218,000	(323,885,000)	50,464,000
Increase (decrease) in cash and cash equivalents	21,215,000	64,071,000	(26,824,000)
Cash and cash equivalents at beginning of year	261,885,000	197,814,000	224,638,000
Cash and cash equivalents at end of year	283,100,000	261,885,000	197,814,000	283,100,000
Parent Company
Operating activities:
Net income	107,835,000	127,149,000	130,023,000
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures		9,000	35,000
Investment securities transactions, net		2,000	1,135,000
Accretion of investment securities discounts			(232,000)
Stock compensation expense	474,000	387,000	534,000
Increase (decrease) in other liabilities	6,711,000	(3,234,000)	4,976,000
Equity in distributed (undistributed) net income of subsidiaries	119,181,000	(78,806,000)	(81,923,000)
Net cash provided by operating activities	234,201,000	45,507,000	54,548,000
Investing activities:
Principal collected on mortgage-backed securities	1,985,000	1,355,000	3,324,000
Net decrease (increase) in notes receivable	86,000	(245,000)	(150,000)
Decrease (increase) in other assets and other investments	6,418,000	(4,193,000)	(8,311,000)
Net cash (used in) provided by investing activities	8,489,000	(3,083,000)	(5,137,000)
Financing activities:
Repayment of trust preferred securities		10,400,000
Redemption of Series A preferred shares	(216,000,000)
Proceeds from stock transactions	51,000	113,000	484,000
Payments of cash dividends - common	(26,894,000)	(25,648,000)	(24,444,000)
Payments of cash dividends - preferred	(10,260,000)	(10,800,000)	(10,800,000)
Purchase of treasury stock	(1,716,000)	(6,435,000)	(6,949,000)
Net cash provided by (used in) financing activities	(254,819,000)	(53,170,000)	(41,709,000)
Increase (decrease) in cash and cash equivalents	(12,129,000)	(10,746,000)	7,702,000
Cash and cash equivalents at beginning of year	13,668,000	24,414,000	16,712,000
Cash and cash equivalents at end of year	$ 1,539,000	$ 13,668,000	$ 24,414,000	$ 1,539,000